[LOGO] PBHG
       FUNDS

PROSPECTUS

PROSPECTUS JULY 16, 2001
(as supplemented March 12, 2002)

PBHG Core Growth Fund
PBHG Emerging Growth Fund
PBHG Growth Fund
PBHG Large Cap 20 Fund
PBHG Large Cap Growth Fund
PBHG Limited Fund
PBHG New Opportunities Fund
PBHG Select Equity Fund
PBHG Focused Value Fund
PBHG Large Cap Value Fund
PBHG Mid-Cap Value Fund
PBHG Small Cap Value Fund
PBHG Global Technology & Communications Fund
PBHG Strategic Small Company Fund
PBHG Technology & Communications Fund
PBHG Cash Reserves Fund

PROSPECTUS JANUARY 14, 2002
(as supplemented March 12, 2002)

PBHG Clipper Focus Fund
PBHG Special Equity Fund
PBHG IRA Capital Preservation Fund


PROSPECTUS MARCH 11, 2002
(as supplemented March 12, 2002)

PBHG Disciplined Equity Fund
PBHG REIT Fund

The Securities and Exchange Commission has not approved or disapproved any Fund shares or determined whether this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.

                                                         PBHG Prospectus -- 3/02

AN INTRODUCTION TO THE PBHG FUNDS(R)
AND THIS PROSPECTUS

PBHG Funds is a mutual fund that offers a convenient and economical means of investing in professionally managed portfolios of securities, called Funds. This Prospectus offers PBHG Class Shares of each Fund listed on the cover.

Each Fund has its own investment goal and strategies for reaching that goal. Before investing, make sure the Fund's goal matches your own.

     PBHG Cash Reserves Fund is designed for conservative investors who want to receive current income from their investments. This Fund may be suitable for investors who require stability of principal or who are pursuing a short-term investment goal, such as investing emergency reserves.

     Other PBHG Funds are generally designed for long-term investors, such as those saving for retirement, or investors that want a fund that seeks to outperform the market in which it invests over the long-term. These other Funds may not be suitable for investors who are pursuing a short-term investment goal, such as investing emergency reserves. Except for the IRA Capital Preservation Fund, these other Funds also may not be suitable for investors who require regular income or stability of principal.

                               INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd. ("Pilgrim Baxter") is the investment adviser for each Fund. Pilgrim Baxter has retained certain sub-advisers to assist in managing the Funds. For information about the sub-advisers, see page 88 of the Prospectus.

This Prospectus contains important information you should know before investing in any Fund and as a shareholder in a Fund. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

                                                                        CONTENTS

FUND SUMMARIES
--------------------------------------------------------------------------------
     PBHG Core Growth Fund .................................................   3
     PBHG Emerging Growth Fund .............................................   6
     PBHG Growth Fund ......................................................   9
     PBHG Large Cap 20 Fund ................................................  12
     PBHG Large Cap Growth Fund ............................................  15
     PBHG Limited Fund .....................................................  18
     PBHG New Opportunities Fund ...........................................  21
     PBHG Select Equity Fund ...............................................  24
     PBHG Clipper Focus Fund ...............................................  27
     PBHG Focused Value Fund ...............................................  32
     PBHG Large Cap Value Fund .............................................  35
     PBHG Mid-Cap Value Fund ...............................................  38
     PBHG Small Cap Value Fund .............................................  41
     PBHG Special Equity Fund ..............................................  44
     PBHG Disciplined Equity Fund ..........................................  48
     PBHG Global Technology &
          Communications Fund ..............................................  52
     PBHG REIT Fund ........................................................  55
     PBHG Strategic Small
          Company Fund .....................................................  60
     PBHG Technology &
          Communications Fund ..............................................  63
     PBHG IRA Capital
          Preservation Fund ................................................  67
     PBHG Cash Reserves Fund ...............................................  72

MORE ABOUT THE FUNDS
--------------------------------------------------------------------------------
     Our Investment Strategies .............................................  75
     Risks & Returns .......................................................  78

THE INVESTMENT ADVISER
& SUB-ADVISERS
--------------------------------------------------------------------------------
     The Investment Adviser ................................................  88
        Pilgrim Baxter & Associates, Ltd.
     The Sub-Advisers ......................................................  88
        Pilgrim Baxter Value Investors, Inc.
          ("Value Investors")
        Pacific Financial Research, Inc.
          ("PFR")
        NWQ Investment Management Company, Inc.
          ("NWQ")
        Analytic Investors, Inc.
          ("Analytic")
        Heitman Real Estate Securities LLC
          ("Heitman")
        Dwight Asset Management Company
          ("Dwight")
        Wellington Management Company, Ltd.
          ("Wellington Management")

YOUR INVESTMENT
--------------------------------------------------------------------------------
     Pricing Fund Shares ...................................................  94
     Buying Shares .........................................................  95
     Selling Shares ........................................................  97
     General Policies ......................................................  98
     Distribution & Taxes .................................................. 102

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
     Financial Highlights .................................................. 104

[GRAPHIC] GOAL

The Fund seeks to provide investors with capital appreciation.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized companies. An investment in small and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500 Index. However, the Fund may also emphasize large company securities which may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


                                                         PBHG CORE GROWTH FUND 3

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index is a widely recognized, unmanaged index that measures the performance of the smaller issuers in the Russell 1000(R) Index with greater-than-average growth characteristics. The Russell 1000(R) Index is an unmanaged index that measures the performance of 1,000 large cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          CALENDAR YEAR TOTAL RETURNS

                                 1996    32.80%
                                 1997    -9.71%
                                 1998     7.42%
                                 1999    97.59%
                                 2000   -21.07%

            The Fund's year-to-date return as of 6/30/01 was -27.40%.

                         BEST QUARTER:  Q4 1999   54.71%
                         WORST QUARTER: Q4 2000  -36.65%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                                 Since Inception
                                     Past 1 Year    Past 5 Years    (12/29/95)
--------------------------------------------------------------------------------
Core Growth Fund
PBHG Class                             -21.07%         14.97%         14.98%

Russell Midcap(R)
Growth Index                           -11.75%         17.77%         17.77%


4 PBHG CORE GROWTH FUND

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES                               NONE
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                0.85%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.46%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                1.31%*
================================================================================

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2002. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2002, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2001.

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                             1 Year      3 Years       5 Years     10 Years
--------------------------------------------------------------------------------
PBHG Class                    $ 133       $ 415       $ 718       $1,579


                                                         PBHG CORE GROWTH FUND 5

PBHG Emerging Growth Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Fund's investment. As of May 31, 2001, the Russell 2000(R) Growth Index had market capitalizations between $146.8 million and $1.4 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500 Index. Pilgrim Baxter expects to focus primarily on those growth securities whose market capitalizations or annual revenues are $500 million or less at the time of purchase. The size of the companies in the Russell 2000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


6 PBHG EMERGING GROWTH FUND

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000(R) Index with greater-than-average growth characteristics. The Russell 2000(R) Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           CALENDAR YEAR TOTAL RETURNS

                                 1994    23.78%
                                 1995    48.45%
                                 1996    17.08%
                                 1997    -3.67%
                                 1998     3.00%
                                 1999    48.34%
                                 2000   -25.22%

            The Fund's year-to-date return as of 6/30/01 was -19.88%.

                         BEST QUARTER:  Q4 1999   45.85%
                         WORST QUARTER: Q4 2000  -34.04%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                              Since Inception
                                 Past 1 Year   Past 5 Years      (6/14/93)
--------------------------------------------------------------------------------
Emerging Growth Fund
PBHG Class                         -25.22%        5.20%           16.35%
Russell 2000(R) Growth Index       -22.43%        7.15%            9.79%

* The since inception return for the Russell 2000(R) Growth Index was calculated from May 31, 1993.


                                                     PBHG EMERGING GROWTH FUND 7

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                0.85%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.41%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                1.26%
================================================================================

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class                $128         $400           $692          $1,523


8 PBHG EMERGING GROWTH FUND

PBHG Growth Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with capital appreciation.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small and medium sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Fund's investment. As of May 31, 2001, the companies in the Russell 2000(R) Growth Index had market capitalizations between $146.8 million and $1.4 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus primarily on those growth securities whose market capitalizations or annual revenues are $2 billion or less at the time of purchase. The size of companies in the Russell 2000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of that index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects

[GRAPHIC] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes small and medium sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


                                                              PBHG GROWTH FUND 9

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000(R) Index with greater-than-average growth characteristics. The Russell 2000(R) Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           CALENDAR YEAR TOTAL RETURNS

                                 1991    51.63%
                                 1992    28.39%
                                 1993    46.71%
                                 1994     4.75%
                                 1995    50.35%
                                 1996     9.82%
                                 1997    -3.35%
                                 1998     0.59%
                                 1999    92.45%
                                 2000   -22.99%

            The Fund's year-to-date return as of 6/30/01 was -17.56%.

                         BEST QUARTER:  Q4 1999   64.55%
                         WORST QUARTER: Q4 2000  -32.58%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                      Past 1 Year  Past 5 Years  Past 10 Years
--------------------------------------------------------------------------------
Growth Fund
PBHG Class                             -22.99%          9.61%      21.68%
Russell 2000(R) Growth Index           -22.43%          7.15%      12.80%

Note: The inception date of the Growth Fund was December 19, 1985.


10 PBHG GROWTH FUND

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                0.85%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.40%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                1.25%
================================================================================

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                        1 Year        3 Years         5 Years      10 Years
--------------------------------------------------------------------------------
PBHG Class               $127          $397            $686         $1,511


                                                             PBHG GROWTH FUND 11

PBHG Large Cap 20 Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, will invest at least 80% of its assets in growth securities, such as common stocks, of no more than 20 large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Fund's investment. As of May 31, 2001, the Russell 1000(R) Growth Index had market capitalizations between $1.4 billion and $486.7 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations are over $10 billion at the time of purchase. The size of the companies in the Russell 1000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC] MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


12 PBHG LARGE CAP 20 FUND

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of its benchmark, the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           CALENDAR YEAR TOTAL RETURNS

                                 1997    32.96%
                                 1998    67.83%
                                 1999   102.94%
                                 2000   -22.08%

            The Fund's year-to-date return as of 6/30/01 was -25.87%.

                          BEST QUARTER:  Q4 1999   75.65%
                          WORST QUARTER: Q4 2000  -33.11%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                          Since Inception
                                       Past 1 Year          (11/29/96)
--------------------------------------------------------------------------------
Large Cap 20 Fund
PBHG Class                              -22.08%               35.57%
S&P 500 Index*                           -9.11%               16.25%
Russell 1000(R) Growth Index*           -22.42%               16.00%

* The since inception returns for the S&P 500 Index and the Russell 1000(R) Growth Index were calculated as of November 30, 1996.


                                                       PBHG LARGE CAP 20 FUND 13

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                0.85%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.38%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                1.23%*
================================================================================

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2002. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2002, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2001.

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class               $125          $390           $676          $1,489


14 PBHG LARGE CAP20 FUND

PBHG Large Cap Growth Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in growth securities, such as common stocks, of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth Index at the time of the Fund's investment. As of May 31, 2001, the Russell 1000(R) Growth Index had market capitalizations between $1.4 billion and $486.7 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations are over $10 billion at the time of purchase. The size of the companies in the Russell 1000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in financial markets, the company's individual situation or industry changes.

While the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


                                                   PBHG LARGE CAP GROWTH FUND 15

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of its benchmark, the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Russell 1000(R) Growth Index, a widely recognized, unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           CALENDAR YEAR TOTAL RETURNS

                                 1996    23.40%
                                 1997    22.36%
                                 1998    30.42%
                                 1999    67.06%
                                 2000    -0.18%

            The Fund's year-to-date return as of 6/30/01 was -16.63%.

                         BEST QUARTER:  Q4 1999   59.55%
                         WORST QUARTER: Q4 2000  -22.74%

================================================================================
NUAL TOTAL RETURNS AS OF 12/31/00

                                                              Since Inception
                              Past 1 Year      Past 5 Years       (4/5/95)
--------------------------------------------------------------------------------
Large Cap Growth Fund
PBHG Class                      -0.18%             26.85%         29.48%

S&P 500 Index*                  -9.11%             18.33%         20.40%

Russell 1000(R) Growth Index*   -22.42%             18.15%         20.22%

* The since inception returns for the S&P 500 Index and the Russell 1000(R) Growth Index were calculated from March 31, 1995.

16 PBHG LARGE CAP GROWTH FUND

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                0.75%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.43%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                1.18%
================================================================================

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class               $120          $375           $649          $1,432


                                                   PBHG LARGE CAP GROWTH FUND 17

PBHG Limited Fund

THIS FUND IS CURRENTLY OFFERED ONLY TO EXISTING SHAREHOLDERS. EXISTING SHAREHOLDERS MAY OPEN NEW ACCOUNTS, PROVIDED THAT ANY NEW ACCOUNT IS REGISTERED IN THE SAME NAME OR HAS THE SAME SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER AS THE EXISTING SHAREHOLDER'S ACCOUNT.

[GRAPHIC] GOAL

The Fund seeks to provide investors with long-term capital appreciation.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of small sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Fund's investment. As of May 31, 2001, the Russell 2000(R) Growth Index had market capitalizations between $146.8 million and $1.4 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong historical earnings growth and expected earnings higher than the U.S. market as a whole, as measured by the S&P 500 Index. Pilgrim Baxter expects to focus on those growth securities whose market capitalizations or annual revenues are $250 million or less at the time of purchase. The size of the companies in the Russell 2000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The Fund emphasizes small sized growth companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth potential and may go down in price. Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


18 PBHG LIMITED FUND

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000(R) Index with greater-than-average growth characteristics. The Russell 2000(R) Index is an unmanaged index that measures the performance of 2,000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           CALENDAR YEAR TOTAL RETURNS

                                 1997    16.07%
                                 1998    13.05%
                                 1999    71.70%
                                 2000    -6.86%

            The Fund's year-to-date return as of 6/30/01 was -7.38%.

                         BEST QUARTER:   Q4 1999   49.84%
                         WORST QUARTER:  Q4 2000  -25.21%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                          Since Inception
                                       Past 1 Year           (6/28/96)
--------------------------------------------------------------------------------
Limited Fund
PBHG Class                                -6.86%               20.57%
Russell 2000(R) Growth Index*            -22.43%                5.30%

* The since inception return for the Russell 2000(R) Growth Index was calculated as of June 30, 1996.


                                                            PBHG LIMITED FUND 19

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                1.00%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.33%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                1.33%*
================================================================================

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2002. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2002, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2001.

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class               $135          $421           $729          $1,601


20 PBHG LIMITED FUND

PBHG New Opportunities Fund

THIS FUND IS CURRENTLY OFFERED ONLY TO THE FOLLOWING INVESTORS: (1) SUBSEQUENT INVESTMENTS BY PERSONS WHO WERE SHAREHOLDERS ON OR BEFORE NOVEMBER 12, 1999; (B) NEW AND SUBSEQUENT INVESTMENTS MADE BY CERTAIN CLIENTS AND EMPLOYEES OF PILGRIM BAXTER AND ITS AFFILIATES; AND (C) NEW AND SUBSEQUENT INVESTMENTS BY CERTAIN PENSIONS PLANS.

[GRAPHIC] GOAL

The Fund seeks to provide investors with capital appreciation.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of companies in economic sectors which the Adviser believes have above-average long-term growth potential. The Fund will generally hold stocks of less than 50 small growth companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Growth Index at the time of the Fund's investment. As of May 31, 2001, the Russell 2000(R) Growth Index had market capitalizations between $146.8 million and $1.4 billion. The growth securities in the Fund are primarily common stocks. The sectors that the Adviser believes have above-average long-term growth potential will change as the economy changes. As a result, the Fund may or may not be invested in these or other sectors at any time. In addition, the Fund may emphasize one or more sectors. For example, the Fund may invest 100% of its total assets in one sector. Pilgrim Baxter expects to focus primarily on those growth securities whose market capitalizations or annual revenues are under $1 billion at the time of purchase. The size of the companies in the Russell 2000(R) Growth Index and those which Pilgrim Baxter intends to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC] MAIN INVESTMENT RISKS

The Fund invests in a limited number of stocks. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a fund that does not invest in a limited number of stocks. The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The Fund's emphasis on certain Fundsectors of the economy may make the Fund's performance more susceptible to economic, political or regulatory developments in that sector. As a result, the Fund's net asset value may fluctuate more than other equity investments. The Fund emphasizes small growth companies so it may be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth securities in the Fund may never reach what Pilgrim Baxter believes are their full long-term growth potential and may go down in price.


                                                       PBHG NEW OPPORTUNITIES 21

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you the Fund's performance for the last calendar year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Growth Index, a widely recognized, unmanaged index that tracks the performance of those securities in the Russell 2000(R) Index with greater-than-average growth characteristics. The Russell 2000(R) Index is an unmanaged index that measures the performance of 2,000 small cap companies. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           CALENDAR YEAR TOTAL RETURNS

                                 2000    -4.68%

            The Fund's year-to-date return as of 6/30/01 was -22.28%.

                         BEST QUARTER:   Q1 2000   42.37%
                         WORST QUARTER:  Q4 2000  -17.05%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00
                                                          Since Inception
                                       Past 1 Year           (2/12/99)
--------------------------------------------------------------------------------
New Opportunities Fund
PBHG Class                               -4.68%              138.27%
Russell 2000(R) Growth Index*           -22.43%                3.20%

* The since inception return for the Russell 2000(R) Growth Index was calculated as of January 31, 1999.


22 PBHG NEW OPPORTUNITIES FUND

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE


SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                1.00%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.34%*
--------------------------------------------------------------------------------
Total Annual Operating Expenses                1.34%
================================================================================

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2002. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2002, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. IN THE FISCAL YEAR ENDED MARCH 31, 2001, THE BOARD
     ELECTED TO REIMBURSE $1,340 IN WAIVED FEES, WHICH ARE INCLUDED IN THE CALCULATION OF "OTHER EXPENSES" ABOVE. AT THE TIME OF THE ELECTION, THE FUND HAD TOTAL ASSETS IN EXCESS OF $355 MILLION.

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class               $136          $425           $734          $1,613


                                                  PBHG NEW OPPORTUNITIES FUND 23

PBHG Select Equity Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its total assets in growth securities, such as common stocks, of no more than 30 small, medium or large capitalization companies. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth in determining which securities to buy and sell for this Fund. The Fund may sell a security for a variety of reasons, such as to invest in a company with more attractive growth prospects.

[GRAPHIC] MAIN INVESTMENT RISKS

The Fund invests in a limited number of stocks. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a fund that does not invest in a limited number of stocks. The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The growth securities in the Fund may never reach what Pilgrim Baxter believes are their full earnings growth and capital appreciation potential and may go down in price. In addition, the Fund may emphasize small, medium or large sized growth companies. An investment in small or medium sized growth companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500 Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with growth investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


24 PBHG SELECT EQUITY FUND

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           CALENDAR YEAR TOTAL RETURNS

                                 1996     27.99%
                                 1997      6.84%
                                 1998     19.02%
                                 1999    160.89%
                                 2000    -24.55%

                         BEST QUARTER:  Q4 1999  130.62%
                         WORST QUARTER: Q4 2000  -43.15%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00
                                                              Since Inception
                              Past 1 Year    Past 5 Years        (4/5/95)
--------------------------------------------------------------------------------
Select Equity Fund
PBHG Class                      -24.55%         26.22%            32.77%
S&P 500 Index*                   -9.11%         18.33%            20.40%

* The since inception return for the S&P 500 Index was calculated from March 31, 1995.


                                                      PBHG SELECT EQUITY FUND 25

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                0.85%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.41%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                1.26%
================================================================================

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class               $128          $400           $692          $1,523


26 PBHG SELECT EQUITY FUND

PBHG Clipper Focus Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with long-term capital growth.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

The Fund seeks to invest for the long-term in equity securities of companies whose share price trades below PFR's estimate of their intrinsic value. Based upon extensive fundamental research, PFR, the Fund's sub-adviser, prepares valuation models for each company being analyzed to identify companies that it believes the market has undervalued. The valuation models attempt to calculate each company's intrinsic value based on private market transactions and discounted cash flow. PFR adds companies to the Fund when their share price trades below PFR's estimate of intrinsic value and sells companies when their share prices reach PFR's estimate of intrinsic value.

The Fund, which is a "non-diversified" mutual fund, generally contains between 15 to 35 stocks. The Fund will generally hold its investment in a particular company for an extended period. PFR expects to invest fully the assets of the Fund. Consequently, PFR generally expects cash reserves to be less than 5% of the total assets of the Fund.

The Clipper Focus Fund may also, on occasion, invest in special situations. A special situation arises when PFR believes the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to that company, such as events that could change or temporarily hamper the ongoing operations of a company.

[GRAPHIC] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation or industry changes.

The Fund is non-diversified, which means as compared to a diversified fund it invests a higher percentage of its assets in a limited number of stocks. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

Special situations often involve much greater risk than is inherent in ordinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


                                                      PBHG CLIPPER FOCUS FUND 27

[GRAPHIC] PERFORMANCE INFORMATION

Prior to the date of this Prospectus, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the Clipper Focus Portfolio, a series of UAM Funds Trust. On December 14, 2001, the Fund acquired the assets of the Clipper Focus Portfolio. The Clipper Focus Portfolio was managed by PFR, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the Clipper Focus Portfolio.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.


28 PBHG CLIPPER FOCUS FUND

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          CALENDAR YEAR TOTAL RETURNS*

                                 1999    -1.88%
                                 2000    44.29%
                                 2001    11.93%

Prior to the date of this Prospectus, the Fund had an April 30 fiscal year end. The Fund now has a March 31 fiscal year end. The Fund's year-to-date return as of 12/31/01 was 11.93%.

                         BEST QUARTER:  Q3 2000  20.56%
                         WORST QUARTER: Q1 2000  -6.25%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                              Since Inception
                                              Past 1 Year        (9/10/98)
--------------------------------------------------------------------------------
Clipper Focus  Fund - PBHG Class*               11.93%            20.82%
S&P 500 Index**                                -11.88%             6.96%

* Data includes performance of the Fund's predecessor, whose inception date was September 10, 1998.

** The since inception return for the S&P 500 Index was calculated as of August 31, 1998.


                                                      PBHG CLIPPER FOCUS FUND 29

FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

================================================================================
FEES AND EXPENSES TABLE
                                                      PBHG CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                         1.00%
Distribution and/or Service (12b-1) Fees                None
Other Expenses*                                         0.44%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         1.44%
Fee Waiver and/or Expense Reimbursement                 0.04%
Net Expenses                                            1.40%**
================================================================================

*    OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

** THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND UNTIL SEPTEMBER 25, 2002. THAT'S BECAUSE PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.40% UNTIL SEPTEMBER 25, 2002 AND NOT MORE THAN 1.50% THEREAFTER. YOU SHOULD ALSO KNOW THAT IN ANY YEAR AFTER SEPTEMBER 25, 2002 IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS AFTER SEPTEMBER 25, 2002.


30 PBHG CLIPPER FOCUS FUND

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class               $143          $452           $783          $1,724


                                                      PBHG CLIPPER FOCUS FUND 31

PBHG Focused Value Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with above-average total returns over a 3 to 5 year market cycle.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, invests at least 65% of its total assets in value securities, such as common stocks of small, medium or large capitalization companies. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

[GRAPHIC] MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies. The value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price.

In addition, the Fund may emphasize small, medium or large sized value companies. An investment in smaller and medium sized companies is likely to make the Fund more volatile than the stock market in general, as measured by the S&P 500 Index. However, the Fund may also emphasize large company securities which may limit some of the risks associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


32 PBHG FOCUSED VALUE FUND

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you the Fund's performance for the last calendar year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           CALENDAR YEAR TOTAL RETURNS

                                 2000    24.81%

             The Fund's year-to-date return as of 6/30/01 was 7.87%

                          BEST QUARTER:  Q1 2000  29.53%
                          WORST QUARTER: Q2 2000  -7.02%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                      Since Inception
                                   Past 1 Year           (2/12/99)
--------------------------------------------------------------------------------
Focused Value Fund
PBHG Class                           24.81%               38.49%
S&P 500 Index*                       -9.11%                2.89%

* The The since inception return for the S&P 500 Index was calculated as of January 31, 1999.


                                                      PBHG FOCUSED VALUE FUND 33

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                0.85%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.49%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                1.34%*
================================================================================

* THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2002. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2002, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING FISCAL YEAR ENDED MARCH 31, 2001.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class               $136          $425           $734          $1,613


34 PBHG FOCUSED VALUE FUND

PBHG Large Cap Value Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with long-term growth of capital and income. Current income is a secondary objective.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in value securities, such as common stocks, issued by companies with large market capitalizations. These companies generally have market capitalizations similar to the market capitalizations of the companies in the S&P 500 Index at the time of the Fund's investment. As of June 29, 2001, the S&P 500 Index had market capitalizations between $698 million and $484 billion. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors expect to focus primarily on those value securities whose market capitalizations are over $10 billion at the time of purchase. The size of the companies in the S&P 500 Index and those which Pilgrim Baxter and Value Investors intend to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals.

[GRAPHIC] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes.

While the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price, the Fund's emphasis on large company securities may limit some of the risk associated with value investing because large company securities tend to be less volatile than smaller company securities.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


                                                    PBHG LARGE CAP VALUE FUND 35

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          CALENDAR YEAR TOTAL RETURNS

                                 1997     25.62%
                                 1998     34.74%
                                 1999     11.06%
                                 2000     23.97%

            The Fund's year-to-date return as of 6/30/01 was 4.32%.

                         BEST QUARTER:  Q4 1998  28.21%
                         WORST QUARTER: Q3 1998  -7.94%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                          Since Inception
                                       Past 1 Year          (12/31/96)
--------------------------------------------------------------------------------
Large Cap Value Fund
PBHG Class                               23.97%               23.53%
S&P 500 Index                            -9.11%               17.20%


36 PBHG LARGE CAP VALUE FUND

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                0.65%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.51%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                1.16%*
================================================================================

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2002. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2002, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2001.

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                        1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class               $118          $368           $638          $1,409


                                                    PBHG LARGE CAP VALUE FUND 37

PBHG Mid-Cap Value Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in value securities, such as common stocks, issued by companies with market capitalizations similar to the market capitalizations of companies in the S&P MidCap 400 Index at the time of the Fund's investment. As of June 29, 2001, the S&P MidCap 400 Index had market capitalizations between $208 million and $11.8 billion. The size of the companies in the S&P MidCap 400 Index will change with market conditions and the composition of the index. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the S&P MidCap 400's sector weightings. In addition, the Fund generally has a lower price-to-earnings ratio than the S&P MidCap 400 Index.

[GRAPHIC] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of medium sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


38 PBHG MID-CAP VALUE FUND

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the S&P MidCap 400 Index, a widely recognized, unmanaged index that tracks the performance of 400 mid-cap stocks, and the S&P BARRA MidCap Value Index, a widely recognized, unmanaged index that tracks the performance of those S&P MidCap 400 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          CALENDAR YEAR TOTAL RETURNS

                                 1998     27.84%
                                 1999     21.72%
                                 2000     26.17%

            The Fund's year-to-date return as of 6/30/01 was 10.36%.

                         BEST QUARTER:  Q4 1998   30.07%
                         WORST QUARTER: Q3 1998  -12.52%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00
                                                          Since Inception
                                         Past 1 Year         (4/30/97)
--------------------------------------------------------------------------------
Mid-Cap Value Fund
PBHG Class                                 26.17%             32.06%
S&P MidCap 400 Index                       17.50%             22.44%
S&P BARRA MidCap Value Index               27.84%             17.39%


                                                    PBHG LARGE CAP VALUE FUND 39

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                0.85%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.50%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                1.35%*
================================================================================

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2002. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2002, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2001.

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                         1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class                $137          $428           $739$1,624


40 PBHG FOCUSED VALUE FUND

PBHG Small Cap Value Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in value securities, such as common stocks, issued by companies with market capitalizations similar to the market capitalizations of companies in the Russell 2000(R) Index at the time of the Fund's investment. As of May 31, 2001, the Russell 2000(R) Index had market capitalizations between $146.8 million and $1.4 billion. The size of the companies in the Russell 2000(R) Index will change with market capitalizations and the composition of the index. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of value in managing this Fund. The Fund may sell a security for a variety of reasons, such as when it becomes overvalued or shows deteriorating fundamentals. The Fund's sector weightings are generally within 10% of the Russell 2000's sector weightings. In addition, the Fund generally has lower price-to-earnings and price-to-book value ratios than the Russell 2000(R) Index.

[GRAPHIC] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


                                                    PBHG LARGE CAP VALUE FUND 41

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The performance table compares the Fund's performance over time to that of its benchmark, the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2,000 small cap stocks, and the Russell 2000(R) Value Index, a widely-recognized, unmanaged index that tracks the performance of those Russell 2000 companies with lower price-to-book ratios and forecasted growth rates. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                           CALENDAR YEAR TOTAL RETURNS

                                 1998      1.13%
                                 1999     18.63%
                                 2000     32.87%


            The Fund's year-to-date return as of 6/30/01 was 3.86%.

                          BEST QUARTER:  Q4 1998  24.20%
                          WORST QUARTER: Q3 1998 -21.59%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                          Since Inception
                                       Past 1 Year           (4/30/97)
--------------------------------------------------------------------------------
Small Cap Value Fund
PBHG Class                                32.87%              25.71%
Russell 2000(R) Index                     -3.02%              11.17%
Russell 2000(R) Value Index               22.83%              11.16%


42 PBHG SMALL CAP VALUE FUND

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                1.00%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.49%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                1.49%*
================================================================================

* THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2002. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2002, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. IN THE FISCAL YEAR ENDED MARCH 31, 2001, THE BOARD ELECTED TO REIMBURSE $57,833 IN WAIVED FEES, WHICH ARE INCLUDED IN THE CALCULATION OF "OTHER EXPENSES" ABOVE. AT THE TIME OF THE ELECTION, THE PORTFOLIO HAD TOTAL ASSETS IN EXCESS OF $128 MILLION.

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                         1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class                $152          $471           $813          $1,779


                                                    PBHG SMALL CAP VALUE FUND 43

PBHG Special Equity Fund (FORMERLY PBHG NEW PERSPECTIVE FUND)

THE PBHG SPECIAL EQUITY FUND CURRENTLY INTENDS TO CLOSE TO NEW INVESTORS WHEN ITS ASSETS REACH $500 MILLION. AFTERWARDS, ADDITIONAL INVESTMENTS AND/OR EXCHANGES INTO THE FUND MAY ONLY BE MADE BY PERSONS WHO ALREADY OWNED SHARES OF THE FUND AS OF THE CLOSING DATE, AND SUCH PURCHASES OR EXCHANGES MAY BE SUBJECT TO MINIMUM AND MAXIMUM AMOUNTS.

[GRAPHIC] GOAL

The Fund seeks to provide investors with long-term capital appreciation.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in equity securities of companies with large, medium and small capitalizations that it selects on an opportunistic basis.

The Fund's sub-adviser, NWQ, seeks to identify statistically undervalued companies where a catalyst exists to recognize value or improve a company's profitability. These catalysts can be new management, industry consolidation or company restructuring or a turn in the company's fundamentals.

Strong bottom up fundamental research, which focuses on both quantitative and qualitative valuation measures, drives NWQ's stock selection process. As a result of its broader definition of value, NWQ's valuation framework will include companies valued by traditional statistical measures as well as relative value, discount to asset break up value and special situations.

[GRAPHIC] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation or industry changes. These risks are greater for companies with medium and smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Undervalued companies may have experienced adverse business developments or other events that have caused their stocks to be out of favor. If NWQ's assessment of the company is wrong, or if the market does not recognize the value of the company, the price of its stock may fail to meet expectations and the Fund's share price may suffer. Value oriented mutual funds may not perform as well as certain other types of mutual funds using different approaches during periods when value investing is out of favor.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


44 PBHG SPECIAL EQUITY FUND

[GRAPHIC] PERFORMANCE INFORMATION

Prior to the date of this Prospectus, the PBHG Class Shares of the Fund were known as the Institutional Service Class shares and the Institutional Class shares of the NWQ Special Equity Portfolio, a series of UAM Funds, Inc. On December 14, 2001, the Fund acquired the assets of the NWQ Special Equity Portfolio. The NWQ Special Equity Portfolio was managed by NWQ, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the NWQ Special Equity Portfolio.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of its benchmark, the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          CALENDAR YEAR TOTAL RETURNS*

                                 1998      7.41%
                                 1999     20.86%
                                 2000     11.61%
                                 2001      6.09%

Prior to the date of this Prospectus, the Fund had a October 31 fiscal year end. The Fund now has a March 31 fiscal year end. The Fund's year-to-date return as of 12/31/01 was 6.09%.

                         BEST QUARTER:  Q2 1999  16.05%
                         WORST QUARTER: Q3 1998 -17.83%


                                                     PBHG SPECIAL EQUITY FUND 45

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                              Since Inception
                                              Past 1 Year        (11/4/97)
--------------------------------------------------------------------------------
Special Equity Fund - PBHG Class*                 6.09%           10.66%
S&P 500 Index**                                 -11.88%            5.99%

* Data includes performance of the Fund's predecessor, the NWQ Special Equity Portfolio. Performance is for the Institutional Class Shares, whose inception date was November 4, 1997.

** The since inception return for the S&P 500 Index was calculated as of November 30, 1997.

[GRAPHIC] FEES AND EXPENSES TABLE

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

================================================================================
FEES AND EXPENSES TABLE
                                                   PBHG CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                      None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                       1.00%**
Distribution and/or Service (12b-1) Fees              None
Other Expenses*                                       0.44%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                       1.44%
Fee Waiver and/or Expense Reimbursement               0.19%
Net Expenses                                          1.25%***
================================================================================

*    The Other expenses have been restated to reflect current fees.

** Pilgrim Baxter is entitled to receive a management fee of 1.00% under its investment advisory agreement with the Fund, however, Pilgrim Baxter has contractually agreed to waive a portion of its fee and receive a management fee of 0.85% from the Fund until September 25, 2002.

*** These are the expenses you should expect to pay as an investor in this Fund until September 25, 2002. That's because Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total annual operating expenses (exclusive of certain expenses such as brokerage commissions and extraordinary expenses) do not exceed 1.25% until September 25, 2002 and not more than 1.50% thereafter. You should also know that in any year after September 25, 2002 in which the Fund's assets are greater than $75 million and its total annual operating expenses (exclusive of certain expenses such as brokerage commissions and extraordinary expenses) are lower than 1.50%, the Fund's Board of Trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the Fund's behalf during the previous two fiscal years after September 25, 2002.


46 PBHG SPECIAL EQUITY FUND

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one-year period and the total operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                         1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class                $127          $437           $771          $1,722


                                                     PBHG SPECIAL EQUITY FUND 47

PBHG Disciplined Equity Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with above-average total returns.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities of corporations whose securities are traded in the U.S. While the Fund may invest in companies of any size, it usually invests in medium to large capitalization companies of over $2 billion at the time of purchase. Through superior stock selection, the Fund seeks to exceed the return of its benchmark, the S&P 500 Index, over full market cycles with no greater volatility than the S&P 500 Index.

Analytic, the Fund's sub-adviser, selects equity securities for this Fund using a proprietary system that ranks stocks according to a mathematical model. Analytic's system seeks to determine a security's intrinsic (true) value by evaluating variables, such as relative valuation, price momentum, company fundamentals, liquidity and risk. Using its system, Analytic believes it can assemble a portfolio of securities that is style and sector neutral to achieve a level of diversification and risk similar to that of the S&P 500 Index. "Style neutral" means a fund is similar to its investment universe in terms of exposure to quantifiable characteristics such as average market capitalization. A fund is "sector neutral" when its exposure to specified economic sectors (such as technology or utilities) is similar to that of its investment universe. Analytic also believes that by using its system, the Fund can consistently outperform traditional strategies that focus on a single style, such as value or growth.

[GRAPHIC] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation or industry changes.

The Fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders must pay tax on such capital gains.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


48 PBHG DISCIPLINED EQUITY FUND

[GRAPHIC] PERFORMANCE INFORMATION

Prior to the date of this Prospectus, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the Analytic Enhanced Equity Fund, a series of UAM Funds, Inc. II. On January 11, 2002, the Fund acquired the assets of the Analytic Enhanced Equity Fund. The Analytic Enhanced Equity Fund was managed by Analytic, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the Analytic Enhanced Equity Fund.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          CALENDAR YEAR TOTAL RETURNS*

                                 1994     -0.25%
                                 1995     35.34%
                                 1996     22.95%
                                 1997     29.86%
                                 1998     37.82%
                                 1999     20.06%
                                 2000     -9.33%
                                 2001     -6.22%

Prior to the date of this Prospectus, the Fund had a December 31 fiscal year end. The Fund now has a March 31 fiscal year end. The Fund's year-to-date return as of 12/31/01 was -6.22%.

                          BEST QUARTER:  Q4 1998  20.50%
                          WORST QUARTER: Q3 2001 -11.70%


                                                 PBHG DISCIPLINED EQUITY FUND 49

AVERAGE  ANNUAL TOTAL  RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class shares, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                                                 Since Inception
                                     Past 1 Year  Past 5 Years       (7/1/93)
--------------------------------------------------------------------------------
Disciplined Equity Fund -
   PBHG Class*
   Before Taxes                        -6.22%        12.81%          14.47%
Disciplined Equity Fund -
   PBHG Class*
   After Taxes on Distributions        -6.47%        10.46%          11.40%
Disciplined Equity Fund -
   PBHG Class*
   After Taxes on Distributions and
   Sale of Fund Shares                 -3.79%**       9.35%          10.56%
S&P 500 Index (Reflects
   No Deduction for Fees,
   Expenses or Taxes)                 -11.88%        10.70%          13.95%

* Data includes performance of the Fund's predecessor, whose inception date was July 1, 1993. The since inception return for the S&P 500 Index was calculated as of June 30, 1993.

** When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.


*** The since inception return for the S&P 500 Index was calculated as of June 30, 1993.


50 PBHG DISCIPLINED EQUITY FUND

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

================================================================================
FEES AND EXPENSES TABLE                         PBHG CLASS
--------------------------------------------------------------------------------
                                                   None
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES

(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                    0.70%**
Distribution and/or Service (12b-1) Fees           None
Other Expenses*                                    0.45%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                    1.15%
Fee Waiver and/or Expense Reimbursement            0.16%
Net Expenses                                       0.99%***
================================================================================

*    OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

** PILGRIM BAXTER IS ENTITLED TO RECEIVE A MANAGEMENT FEE OF 0.70% UNDER ITS INVESTMENT ADVISORY AGREEMENT WITH THE FUND, HOWEVER, PILGRIM BAXTER HAS CONTRACTLY AGREED TO WAIVE A PORTION OF ITS FEE AND RECEIVE A MANAGEMENT FEE OF 0.60% FROM THE FUND UNTIL SEPTEMBER 25, 2002.

*** THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND UNTIL SEPTEMBER 25, 2002. THAT'S BECAUSE PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 0.99% UNTIL SEPTEMBER 25, 2002 AND NOT MORE THAN 1.50% THEREAFTER. YOU SHOULD ALSO KNOW THAT IN ANY YEAR AFTER SEPTEMBER 25, 2002 IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS AFTER SEPTEMBER 25, 2002.

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                         1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------

PBHG Class                $101          $350           $618           $1,383


                                                 PBHG DISCIPLINED EQUITY FUND 51

PBHG Global Technology & Communications Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with long-term growth of capital.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, will invest at least 80% of its assets in common stocks of U.S. and non-U.S. companies and American Depositary Receipts ("ADRs") of non-U.S. companies doing business in the technology and communications sectors of the market. In addition, the Fund is concentrated, which means it will invest 25% or more of its total assets in the groups of industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense, data storage and retrieval, and biotechnology.

The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. These companies will be in at least three different countries, one of which may include the U.S. Some of these countries may be considered emerging or developing by the international finance community. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

[GRAPHIC] MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Fund is concentrated, which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in the groups of industries within the technology and communications sectors of the market. As a result, the economic, political and regulatory developments in a particular industry have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

The value of your investment in the Fund may go down, which means you could lose money.


52 PBHG GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for foreign equity securities and companies with smaller market capitalizations. Investments in foreign equity securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. Companies with smaller market capitalizations tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Investments in emerging or developing countries may be subject to extreme volatility because, in general, these countries' economies are more underdeveloped, their political structures are less stable and their financial markets are less liquid than more developed nations.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on the Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


                               PBHG GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND 53

[GRAPHIC] PERFORMANCE INFORMATION

Performance information for the Fund will be presented once the Fund has completed investment operations for a full calendar year.

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                1.50%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.65%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                2.15%*
================================================================================

* THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2002. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2002, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 2.15%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD ALSO KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 2.15%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. THE BOARD MADE NO REIMBURSEMENT ELECTION DURING THE FISCAL YEAR ENDED MARCH 31, 2001.

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                         1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class                $218          $673           $1,154        $2,483


54 PBHG GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

PBHG REIT Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with a high total return consistent with reasonable risk.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in common stocks of public companies principally engaged in the real estate industry. The Fund's sub-adviser, Heitman, considers a company "principally engaged" in the real estate industry if it derives at least 50% of the fair market value of its assets, or at least 50% of its gross income or net profits, from the ownership, construction, management, financing or sale of real estate.

Under normal circumstances, the Fund may invest approximately 60% to 90% of its assets in real estate investment trusts ("REITs"). A REIT is a separately managed trust that makes investments in various real estate businesses. REITs may invest in real estate such as shopping centers, office buildings, apartment complexes, hotels and casinos. In addition, the Fund is concentrated, which means it will invest 25% or more of its total assets in the securities that comprise the REIT industry.

The Fund may invest up to 20% of its total assets in equity securities of:

     o Companies not principally engaged in the real estate business, but which are engaged in businesses related to real estate, such as manufacturers and distributors of building supplies, financial institutions that make or service mortgages; and

     o Companies whose real estate assets are substantial relative to the companies' stock market valuations, such as retailers, railroads and paper and forest products companies.

Heitman buys stocks that are selling at a discount to its estimate of the market value of the underlying real estate. Heitman re-evaluates and considers selling stocks that become overvalued or no longer contain these fundamental characteristics.

The Fund anticipates that approximately 10% to 15% of the REITs it holds will have operating histories of less than three years.


                                                               PBHG REIT FUND 55

[GRAPHIC] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation or industry changes. These risks are greater for companies with small or medium market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund is concentrated, which means compared to a non-concentrated fund it invests a higher percentage of its assets in the securities that comprise the REIT industry. As a result, the economic, political and regulatory developments in that industry have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

REITs may expose the Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


56 PBHG REIT FUND

[GRAPHIC] PERFORMANCE INFORMATION

Prior to the date of this Prospectus, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was a series of UAM Funds, Trust. On December 14, 2001, the Fund acquired the assets of the Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was managed by Heitman, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the Heitman Real Estate Portfolio.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the S&P 500 Index, a widely recognized, unmanaged index that measures the performance of large cap stocks across all major industries, and the Wilshire Real Estate Securities Index, a market capitalization weighted index of publicly traded real estate securities, including REITs, real estate operating companies and partnerships. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance (before and after taxes) does not indicate how it will perform in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          CALENDAR YEAR TOTAL RETURNS*

                                 1992     17.87%
                                 1993     20.10%
                                 1994      3.00%
                                 1995     10.87%
                                 1996     38.06%
                                 1997     21.12%
                                 1998    -15.12%
                                 1999     -1.16%
                                 2000     24.90%
                                 2001     10.41%

Prior to the date of this Prospectus, the Fund had a December 31 fiscal year end. The Fund now has a March 31 fiscal year end. The Fund's year-to-date return as of 12/31/01 was 10.41%.

                          BEST QUARTER:  Q1 1993  22.96%
                          WORST QUARTER: Q3 1998  -8.99%

                                                               PBHG REIT FUND 57

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

The table below provides average annual total return information for the Fund's PBHG Class, and includes both before- and after-tax returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

================================================================================
                                    Past 1 Year   Past 5 Years   Past 10 Years
--------------------------------------------------------------------------------
REIT Fund - PBHG Class*
  Before Taxes                        10.41%         6.98%          12.08%
REIT Fund - PBHG Class*
  After Taxes on Distributions         4.65%         3.67%           8.69%
REIT Fund - PBHG Class*
  After Taxes on Distributions
  and Sale of Fund Shares              7.84%         4.42%           8.57%
S&P 500 Index (Reflects No
  Deduction for Fees, Expenses
  or Taxes)                          -11.88%        10.70%          12.93%
Wilshire Real Estate
Securities Index  (Reflects No
  Deduction for Fees, Expenses
  or Taxes)                           10.33%         6.67%          10.45%

*    Data  includes  performance  of  the  Fund's  predecessor  classes,   whose
     inception date was March 13, 1989 for the PBHG Class.


58 PBHG REIT  FUND

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

================================================================================
FEES AND EXPENSES TABLE
                                                 PBHG CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES                                   None
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
--------------------------------------------------------------------------------
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                    0.85%**
Distribution and/or Service (12b-1) Fees           None
Other Expenses*                                    0.39%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                    1.24%
Fee Waivers and/or Reimbursement                   0.10%
Net Expenses                                       1.14%***
================================================================================

*    OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

** PILGRIM BAXTER IS ENTITLED TO RECEIVE A MANAGEMENT FEE OF 0.85% UNDER ITS INVESTMENT ADVISORY AGREEMENT WITH THE FUND, HOWEVER, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS FEE AND RECEIVE A MANAGEMENT FEE OF 0.75% OF THE FIRST $100 MILLION OF THE AVERAGE DAILY NET ASSETS OF THE FUND AND 0.65% OF THE AVERAGE DAILY NET ASSETS IN EXCESS OF $100 MILLION UNTIL SEPTEMBER 25, 2002.

*** THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND UNTIL SEPTEMBER 25, 2002. THAT'S BECAUSE PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.36% UNTIL SEPTEMBER 25, 2002 AND NOT MORE THAN 1.50% THEREAFTER. YOU SHOULD ALSO KNOW THAT IN ANY YEAR AFTER SEPTEMBER 25, 2002 IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS AFTER SEPTEMBER 25, 2002.

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net expenses for one year and total annual operating expenses without waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                         1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class                $116          $384            $671         $1,491


                                                               PBHG REIT FUND 59

PBHG Strategic Small Company Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with growth of capital.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its assets in growth and value securities, such as common stocks, of small sized companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 2000(R) Index at the time of the Fund's investment. As of May 31, 2001, the Russell 2000(R) Index had market capitalizations between $146.8 million and $1.4 billion. The growth securities in the Fund are primarily common stocks that Pilgrim Baxter believes have strong business momentum, earnings growth and capital appreciation potential. The value securities in the Fund are primarily common stocks that Pilgrim Baxter and Value Investors believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratios. Pilgrim Baxter and Value Investors strategically adjust the mix of growth and value securities in the Fund, depending upon economic and market conditions. As a result, at times the Fund may be more heavily invested in growth securities and at other times the Fund may be more heavily invested in value securities. Pilgrim Baxter and Value Investors expect to focus primarily on those securities whose market capitalizations or annual revenues are $750 million or less at the time of purchase. The size of companies in the Russell 2000(R) Index and those which Pilgrim Baxter and Value Investors intend to focus the Fund's investments will change with market conditions and the composition of the index. Pilgrim Baxter and Value Investors use their own fundamental research, computer models and proprietary measures of growth and value in managing this Fund.

[GRAPHIC] MAIN INVESTMENT RISKS

The value of your investment in the Fund may go down, which means you could lose money.

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, a company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

The Fund emphasizes growth and value securities of smaller sized companies, so it is likely to be more volatile than the stock market in general, as measured by the S&P 500 Index. In addition, the growth and value securities in the Fund may never reach what Pilgrim Baxter and Value Investors believe are their full potential worth and may go down in price.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved. Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


60 PBHG STRATEGIC SMALL COMPANY FUND

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Russell 2000(R) Index, a widely recognized, unmanaged index that tracks the performance of 2000 small cap stocks. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          CALENDAR YEAR TOTAL RETURNS

                                 1997     25.67%
                                 1998      2.13%
                                 1999     51.79%
                                 2000     11.89%

            The Fund's year-to-date return as of 6/30/01 was -6.30%.

                          BEST QUARTER:  Q4 1999  36.16%
                          WORST QUARTER: Q3 1998 -23.48%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                          Since Inception
                                       Past 1 Year          (12/31/96)
--------------------------------------------------------------------------------
Strategic Small Company Fund
PBHG Class                               11.89%               21.49%
Russell 2000(R) Index                    -3.02%                8.82%


                                            PBHG STRATEGIC SMALL COMPANY FUND 61

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                1.00%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.50%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                1.50%*
================================================================================

* THIS IS THE ACTUAL TOTAL FUND OPERATING EXPENSE YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND FOR THE FISCAL YEAR ENDING MARCH 31, 2002. HOWEVER, YOU SHOULD KNOW THAT FOR THE FISCAL YEAR ENDING MARCH 31, 2002, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.50%. IN ADDITION, IN CONNECTION WITH OLD MUTUAL PLC'S ACQUISITION OF PILGRIM BAXTER'S PARENT COMPANY, OLD MUTUAL AND PILGRIM BAXTER HAVE AGREED TO MAINTAIN THIS EXPENSE LIMITATION AGREEMENT UNTIL MARCH 31, 2003. YOU SHOULD KNOW THAT IN ANY FISCAL YEAR IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL FUND OPERATING EXPENSES (EXCLUDING CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LESS THAN 1.50%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS. IN THE FISCAL YEAR ENDED MARCH 31, 2001, THE BOARD ELECTED TO REIMBURSE $31,094 IN WAIVED FEES, WHICH ARE INCLUDED IN THE CALCULATION OF "OTHER EXPENSES" ABOVE. AT THE TIME OF THE ELECTION THE PORTFOLIO HAD TOTAL ASSETS IN EXCESS OF $92 MILLION.

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                         1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class                $153          $474           $818          $1,791


62 PBHG STRATEGIC SMALL COMPANY FUND

PBHG Technology & Communications Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with long-term growth of capital. Current income is incidental to the Fund's goal.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund, a non-diversified fund, will invest at least 80% of its assets in common stocks of companies doing business in the technology and communications sectors of the market. In addition, the Fund is concentrated, which means it will invest 25% or more of its total assets in the groups of industries within these sectors. These industries may include computer software and hardware, network and cable broadcasting, semiconductors, defense, data storage and retrieval, and biotechnology.

The Fund invests in companies that may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge developments. The Fund's holdings may range from smaller companies developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing, using or marketing scientific advances.

Pilgrim Baxter uses its own fundamental research, computer models and proprietary measures of growth and business momentum in managing this Fund. The Fund may sell a security for a variety of reasons, such as a deterioration in fundamentals or to invest in a company with more attractive growth prospects.

[GRAPHIC] MAIN INVESTMENT RISKS

The Fund is non-diversified, which means it invests a higher percentage of its assets in a limited number of stocks than a diversified fund. As a result, the price change of a single security has a greater impact on the Fund's net asset value and will cause its shares to fluctuate in value more than it would in a diversified fund.

The Fund is concentrated, which means, compared to a non-concentrated fund, it invests a higher percentage of its assets in the groups of industries within the technology and communications sectors of the market. As a result, the economic, political and regulatory developments in a particular industry have a greater impact on the Fund's net asset value and will cause its shares to fluctuate more than if the Fund did not concentrate its investments.

The value of your investment in the Fund may go down, which means you could lose money.


                                        PBHG TECHNOLOGY & COMMUNICATIONS FUND 63

The price of the securities in the Fund will fluctuate. These price movements may occur because of changes in the financial markets, the company's individual situation, or industry changes. These risks are greater for companies with smaller market capitalizations because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group than larger, more established companies.

Securities of technology and communications companies are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technology and communications issues.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


64 PBHG TECHNOLOGY & COMMUNICATIONS FUND

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Pacific Stock Exchange Technology Index(R) and Soundview Technology Index. The Pacific Stock Exchange Technology Index(R), the Fund's current benchmark index, is a price-weighted index of the top 100 U.S. technology stocks. The Soundview Technology Index, the Fund's former benchmark index, is an unmanaged index that measures the performance of 100 major technology stocks, as chosen by Soundview Financial Group. The Fund has changed its benchmark index because the Pacific Stock Exchange Technology Index(R) more closely reflects the universe of securities in which the Fund invests. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          CALENDAR YEAR TOTAL RETURNS

                                 1996     54.42%
                                 1997      3.32%
                                 1998     26.00%
                                 1999    243.89%
                                 2000    -43.69%

            The Fund's year-to-date return as of 6/30/01 was -37.12%.

                         BEST QUARTER:  Q4 1999  111.54%
                         WORST QUARTER: Q4 2000  -50.95%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                                Since Inception
                                Past 1 Year    Past 5 Years        (9/29/95)
--------------------------------------------------------------------------------
 Technology & Communications

 Fund PBHG Class                  -43.69%         31.24%            33.30%
 Soundview Technology Index*      -27.35%         27.83%            27.60%
 Pacific Stock Exchange
 Technology  Index(R)*            -16.12%         32.56%            30.59%

* The since inception returns for the Soundview Technology Index and the Pacific Stock Exchange Technology Index(R) were calculated as of September 30, 1995.

Prior to November 2, 1999, the Fund was diversified and did not concentrate its investments. Therefore, the Fund's performance prior to November 2, 1999 may not be indicative of how it will perform in the future.


                                        PBHG TECHNOLOGY & COMMUNICATIONS FUND 65

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                0.85%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.40%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                1.25%
================================================================================

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                         1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class                $127          $397           $686          $1,511


66 PBHG TECHNOLOGY & COMMUNICATIONS FUND

PBHG IRA Capital Preservation Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share (NAV).

[GRAPHIC] MAIN INVESTMENT STRATEGIES

The Fund is designed to produce higher returns than a money market fund, while seeking to maintain an NAV that is considerably more stable than a typical high-quality fixed-income fund. Like other high-quality fixed-income funds, the Fund invests primarily in debt securities that a nationally recognized statistical rating agency (rating agency), such as Moody's Investors Service or Standard & Poor's Rating Group, has rated in its top rating category at the time of purchase. The Fund may also invest in:

     o Liquid short-term investments, such as money market instruments, that a rating agency has rated in one of its top two short-term rating categories at the time of purchase; and

     o Commingled pools of debt securities having similar characteristics to the Fund, or other debt securities.

Unlike other funds, the Fund seeks to stabilize its NAV by purchasing wrapper agreements from financial institutions, such as insurance companies and banks (wrap providers) that a rating agency has rated in one of its top two rating categories at the time of purchase. The Fund expects to purchase enough wrapper agreements to cover all of its debt securities, but not its cash, cash equivalents or other liquid short-term investments. A wrapper agreement is a mechanism offered by banks and insurance companies that assists the Fund in seeking to protect principal. Wrapper agreements obligate wrap providers or the Fund to make certain payments to each other to offset changes in the market value of some or all of the Fund's assets. These payments are designed to enable the Fund to pay redeeming shareholders an amount equal to the purchase price of the Fund's assets plus accrued income. For example, if a shareholder redemption requires the Fund to sell a security for less than its purchase price plus accrued income, the wrapper agreement would cause the wrap provider to pay the Fund the difference, and vice versa.


                                           PBHG IRA CAPITAL PRESERVATION FUND 67

[GRAPHIC] MAIN INVESTMENT RISKS

While the Fund attempts to provide a stable NAV through the use of wrapper agreements, the value of your investment in the Fund may go down, which means you could lose money.

The Fund cannot guarantee that the combination of securities and wrapper agreements will provide a constant NAV or a current rate of return that is higher than a money market fund. By purchasing wrapper agreements, the Fund also trades some of the potential for capital appreciation and the ability to maximize its yield for protection from a decline in the value of its holdings caused by changes in interest rates.

The Fund may have to maintain a specified percentage of its total assets in short-term investments to cover redemptions and Fund expenses. This may result in a lower return for the Fund than if it had invested in longer-term debt securities.

If the Fund's attempts to stabilize its NAV through the use of wrapper agreements fail, the value of its investments could fall because of changes in interest rates. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities), and the Fund's share price, to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

Wrap providers do not typically assume the credit risk associated with the issuer of any covered assets. Therefore, if an issuer of a security defaults on payments of principal or interest or has its credit rating downgraded, the Fund may have to sell covered assets quickly and at prices that may not fully reflect their current carrying value. Downgrades below investment grade and defaults by the issuer of covered assets usually will cause the wrap provider to remove such assets from the coverage of a wrapper agreement.

The Fund may buy and sell investments relatively often. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains) realized by the Fund. Shareholders must pay tax on such capital gains.

Although the Fund strives to achieve its goal, it cannot guarantee that the goal will be achieved.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


68 PBHG IRA CAPITAL PRESERVATION FUND

[GRAPHIC] PERFORMANCE INFORMATION

Prior to the date of this Prospectus, the PBHG Class Shares of the Fund were known as the Institutional Class shares of the IRA Capital Preservation Portfolio, a series of UAM Funds Trust. On January 11, 2002, the Fund acquired the assets of the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was managed by Dwight Asset Management Company, the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of its predecessor, the IRA Capital Preservation Portfolio.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Ryan 5-Year GIC Master Index, an unmanaged index of GIC contracts held for five years with an arithmetic mean of market rates of $1 million. The Ryan Index is representative of the returns' stability provided by the Fund's wrapper agreements. Performance is also shown for the Lipper Money Market Funds Index which represents the average performance of all mutual funds classified by Lipper, Inc. in the money market category. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          CALENDAR YEAR TOTAL RETURNS*

                                 2000      6.78%
                                 2001      6.05%

Prior to the date of this Prospectus, the Fund had an October 31 fiscal year end. The Fund now has a March 31 fiscal year end. The Fund's year-to-date return as of 12/31/01 was 6.24%.

                          BEST QUARTER:  Q3 2000 1.74%
                          WORST QUARTER: Q3 2001 1.29%


                                           PBHG IRA CAPITAL PRESERVATION FUND 69

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01

                                                   Past 1    Since Inception
                                                    Year         (8/31/99)
--------------------------------------------------------------------------------
IRA Capital Preservation Fund - PBHG Class*         6.05%          6.48%
Ryan 5-Year GIC Master Index                        6.61%          6.58%
Lipper Money Market Funds Index                     3.80%          4.90%

* Data includes performance of the Fund's predecessor, whose inception date was August 31, 1999.

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund.

The Fund may charge a redemption/exchange fee that would be paid directly from your investment. Shareholders pay this redemption/exchange fee when they redeem or exchange shares held for less than twelve months. For more information, see "Redemption/Exchange Fee for IRA Capital Preservation Fund" in the section on "Selling Shares."

================================================================================
FEES AND EXPENSES TABLE
                                                  PBHG CLASS
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION/EXCHANGE FEE
(AS A PERCENTAGE OF AMOUNT
REDEEMED OR EXCHANGED)                            2.00%
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees                                   0.60%**
Distribution and/or Service (12b-1) Fees          None
Other Expenses*                                   0.70%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                   1.30%
Fee Waiver and/or Expense Reimbursement           0.30%
Net Expenses                                      1.00%***
================================================================================

*    OTHER EXPENSES HAVE BEEN RESTATED TO REFLECT CURRENT FEES.

** PILGRIM BAXTER IS ENTITLED TO RECEIVE A MANAGEMENT FEE OF 0.60% UNDER ITS INVESTMENT ADVISORY AGREEMENT WITH THE FUND, HOWEVER, PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS FEE AND RECEIVE A MANAGEMENT FEE OF 0.50% FROM THE FUND UNTIL SEPTEMBER 25, 2002.

*** THESE ARE THE EXPENSES YOU SHOULD EXPECT TO PAY AS AN INVESTOR IN THIS FUND UNTIL SEPTEMBER 25, 2002. THAT'S BECAUSE PILGRIM BAXTER HAS CONTRACTUALLY AGREED TO WAIVE THAT PORTION, IF ANY, OF THE ANNUAL MANAGEMENT FEES PAYABLE BY THE FUND AND TO PAY CERTAIN EXPENSES OF THE FUND TO THE EXTENT NECESSARY TO ENSURE THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) DO NOT EXCEED 1.00% UNTIL SEPTEMBER 25, 2002 AND NOT MORE THAN 1.25% THEREAFTER. YOU SHOULD ALSO KNOW THAT IN ANY YEAR AFTER SEPTEMBER 25, 2002 IN WHICH THE FUND'S ASSETS ARE GREATER THAN $75 MILLION AND ITS TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF CERTAIN EXPENSES SUCH AS BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES) ARE LOWER THAN 1.25%, THE FUND'S BOARD OF TRUSTEES MAY ELECT TO REIMBURSE PILGRIM BAXTER FOR ANY FEES IT WAIVED OR EXPENSES IT REIMBURSED ON THE FUND'S BEHALF DURING THE PREVIOUS TWO FISCAL YEARS AFTER SEPTEMBER 25, 2002.


70 PBHG IRA CAPITAL PRESERVATION FUND

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses reflect net operating expenses for the one-year period and total operating expenses without expense waivers for years two through ten. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                         1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
  PBHG Class              $102          $383           $688          $1,561


                                           PBHG IRA CAPITAL PRESERVATION FUND 71

PBHG Cash Reserves Fund

[GRAPHIC] GOAL

The Fund seeks to provide investors with current income while preserving principal and maintaining liquidity.

[GRAPHIC] MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests exclusively in short-term U.S. dollar-denominated debt obligations of U.S. or foreign issuers. These obligations must be rated in one of the two highest rating categories by any two nationally recognized rating organizations or unrated securities that Pilgrim Baxter or Wellington Management determines are of comparable quality. The Fund's holdings are primarily U.S. money market instruments, such as CDs, commercial paper and corporate obligations, that Pilgrim Baxter and Wellington Management believe offer the most attractive income potential without undue risk. The Fund may sell a security for a variety of reasons, such as to respond to a change in an issuer's financial condition.

[GRAPHIC] MAIN INVESTMENT RISKS

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

The price of the money market instruments in the Fund will fluctuate. These price movements may occur because of, among other things, changes in the financial markets or the issuer's individual financial situation. These risks are greater for foreign money market instruments. Investments in foreign money market instruments involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

Although the Fund strives to maintain a consistent share price and to achieve its goal, it cannot guarantee that the constant share price or goal will be achieved.

[GRAPHIC] For more information on this Fund's investment strategies and the associated risks, please refer to the More About the Funds section beginning on page 75.


72 PBHG CASH RESERVES FUND

[GRAPHIC] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. The bar chart shows you how the Fund's performance has varied from year to year. The performance table compares the Fund's performance over time to that of the Lipper Money Market Funds Average, a widely recognized composite of money market funds that invest in the highest credit quality short-term money market instruments. Both the chart and the table assume reinvestment of dividends and distributions. Of course, the Fund's past performance does not indicate how it will perform in the future.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                          CALENDAR YEAR TOTAL RETURNS

                                 1996      4.91%
                                 1997      5.08%
                                 1998      5.00%
                                 1999      4.60%
                                 2000      5.96%

             The Fund's year-to-date return as of 6/30/01 was 2.34%.

                           BEST QUARTER:   Q3 2000 1.55%
                           WORST QUARTER:  Q2 1999 1.06%

================================================================================
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/00

                                                               Since Inception
                               Past 1 Year    Past 5 Years        (4/4/95)
--------------------------------------------------------------------------------
Cash Reserves Fund
PBHG Class                        5.96%           5.11%             5.15%

Lipper Money Market
Funds Average*                    5.70%           5.00%             4.99%

*The The since inception retur n for the Lipper Money Market Funds Average was calculated from March 31, 1995.

   TO OBTAIN INFORMATION ABOUT THE FUND'S CURRENT YIELD, CALL 1-800-433-0051.


                                                      PBHG CASH RESERVES FUND 73

[GRAPHIC] FEES AND EXPENSES

This table summarizes the shareholder fees and annual operating expenses you would pay as an investor in the Fund. Shareholder fees are paid directly from your account. Annual operating expenses are paid out of the Fund's assets.

================================================================================
FEES AND EXPENSES TABLE

SHAREHOLDER FEES                               None
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
Management Fees                                0.30%
Distribution and/or Service (12b-1) Fees       None
Other Expenses                                 0.22%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                0.52%
================================================================================

[GRAPHIC] EXAMPLE

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) you invest $10,000 in the Fund for the time periods shown; 2) you redeem all your shares at the end of those time periods; 3) you earn a 5% return on your investment each year; and 4) the Fund's operating expenses remain the same for the time periods shown. The example is hypothetical. Your actual costs may be higher or lower.

================================================================================
YOUR COST OVER

                         1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------
PBHG Class                 $53          $167           $291          $653


74 PBHG CASH RESERVES FUND

                                                            MORE ABOUT THE FUNDS

The following discussion and table describes the main investment strategies discussed in the Fund Summaries section of this Prospectus in greater detail. From time to time, the Funds employ other investment practices, which are also described in the table and in the Statement of Additional Information. The back cover of this Prospectus explains how you can get a copy of the Statement of Additional Information.

OUR INVESTMENT STRATEGIES

Core Growth, Emerging Growth, Growth, Large Cap 20, Large Cap Growth, Limited, New Opportunities, Select Equity, Global Technology & Communications, Strategic Small Company and Technology & Communications Funds
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Pilgrim Baxter believes that discipline and consistency are important to long-term investment success. This belief is reflected in its investment process. Pilgrim Baxter uses a quantitative and fundamental investment process that is extremely focused on business momentum, as demonstrated by such things as earnings or revenue and sales growth.

Pilgrim Baxter begins its investment process by creating a universe of rapidly growing companies that possess certain growth characteristics. That universe is continually updated. Pilgrim Baxter then ranks each company in its universe using proprietary software and research models that incorporate attributes of successful growth like positive earnings surprises, upward earnings estimate revisions, and accelerating sales and earnings growth. Finally, using its own fundamental research and a bottom-up approach to investing, Pilgrim Baxter evaluates each company's business momentum, earnings quality and whether the company can sustain its current growth trend. Pilgrim Baxter believes that through this highly disciplined investment process, it is able to construct a portfolio of investments with strong growth characteristics.

Pilgrim Baxter's decision to sell a security depends on many factors. Generally speaking, however, Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer more superior appreciation prospects, the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

Focused Value, Large Cap Value, Mid-Cap Value, Small Cap Value and Strategic Small Company Funds
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Value Investors' investment process, like that of Pilgrim Baxter, is both quantitative and fundamental. In seeking to identify attractive investment opportunities for the Focused Value, Large Cap Value, Mid-Cap Value and Small Cap Value Funds and the value portion of the Strategic Small Company Fund, Value Investors first #creates a universe of more than 8,000 companies whose current share price seems lower than their current or future worth. Then, using its own computer models and measures of value, Value Investors creates a sub-universe of statistically attractive value companies. Value Investors considers factors like a company's earnings power vs. its current stock price, its dividend income potential, its price-to-earnings ratio vs. similar companies, its competitive advantages, like brand or trade name or market niche, its management team and its current and future business prospects. Lastly, using its own fundamental research and a bottom-up approach to investing, Value Investors identifies those companies which are currently out of market favor but have the potential to achieve significant appreciation as the marketplace recognizes their fundamental value.

Value Investors' decision to sell a security depends on many factors. Generally speaking, however, Value Investors considers selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of Value Investors' expectations.

Cash Reserves Fund
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In managing the PBHG Cash Reserves Fund, Wellington Management uses macro-economic and fundamental company analysis to seek securities with an acceptable maturity, that are marketable and liquid, offer competitive yields and are issued by issuers that are on a sound financial footing. Wellington Management also considers factors such as the anticipated level of interest rates and the maturity of individual securities relative to the maturity of the Fund as a whole. The purchase of single rated or unrated securities by Pilgrim Baxter or Wellington Management is subject to the approval or ratification by the Fund's Board of Trustees.

Clipper Focus Fund
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PFR invests like a long-term business partner would invest -- it values a company's assets, projects long-term free cash flows and seeks shareholder-oriented management. PFR's investment process is very research intensive and includes meeting with company management, competitors and customers. Some of the major factors that PFR considers when appraising an investment include balance sheet strength and the ability to generate earnings and free cash flow. PFR's analysis gives little weight to current dividend income.

Disciplined Equity Fund
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Analytic begins the stock selection process by ranking stocks according to their one-month expected return. Analytic then uses a process called "portfolio optimization" to select securities that it believes will:

o    Maximize expected returns for the Fund;

o    Minimize expected volatility relative to its benchmark; and

o Diversify the assets of the Fund among industries, sectors, and individual securities.

Analytic monitors the stocks held by the Fund on a real-time basis for developments in terms of news events (such as lawsuits or takeover bids) and significant changes in fundamental factors. Analytic sells a security when it believes the incremental return from the sale exceeds the associated transaction costs.

IRA Capital Preservation Fund
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While not fixed at $1.00 per share like a money market fund, the wrapper agreements are likely to cause the net asset value of the Fund to be considerably more stable than a typical high-quality fixed-income fund. A money market fund will generally have a shorter average maturity than the Fund and its yield will tend to more closely track the direction of current market rates than the yield of the Fund. Over the long-term, however, Dwight believes the Fund's mix of investments and longer average duration will offset those differences by producing higher returns than a money market fund.

REIT Fund
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Heitman analyzes and selects investments that it believes will provide a relatively high and stable yield and are good prospects for future growth in dividends. Most of these companies specialize in one or two product types, such as office buildings, shopping centers, industrial complexes, and hotels, or specialize in a particular geographic region.

Special Equity Fund
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NWQ's research team applies a broad range of quantitative screens such as price to cash flow, low price to sales, low price to earnings, low price to book value and quality of earnings. On a qualitative basis, NWQ focuses on management strength, competitive position, industry fundamentals and corporate strategy.

All Funds
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Each Fund may invest 100% of its total assets in cash or U.S. dollar-denominated high quality short-term debt instruments, such as U.S. Government securities, for temporary defensive purposes to maintain liquidity when economic or market conditions are unfavorable for profitable investing. These types of investments typically have a lower yield than other longer-term investments and lack the capital appreciation potential of securities, like common stocks. In addition, while these investments are generally designed to limit a Fund's losses, they can prevent a Fund from achieving its investment goal.

Each Fund is actively managed, which means the Fund's manager may frequently buy and sell securities. Frequent trading increases a Fund's turnover rate and may increase transaction costs, such as brokerage commissions. Increased transaction costs could detract from a Fund's performance. In addition, the sale of Fund securities may generate capital gains which, when distributed, may be taxable to you.

RISKS AND RETURNS
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EQUITY SECURITIES

Shares representing ownership or the right to ownership in a corporation. Each Fund (except the Cash Reserves Fund) may invest in the following types of securities: common and preferred stocks, convertible securities, warrants and rights.

POTENTIAL RISKS
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Equity security prices fluctuate over time. Security prices may fall as a result of factors that relate to the company, such as management decisions or lower demand for the company's products or services.

Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs.

Equity security prices may fall because of changes in the financial markets, such as interest rates or currency exchange rate changes.

POTENTIAL RETURNS
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Equity securities have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term.

POLICIES TO BALANCE RISK AND RETURN
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Pilgrim Baxter, Value Investors, PFR, NWQ and Heitman maintain a long-term investment approach and focus on securities they believe can appreciate over an extended time frame, regardless of interim fluctuations. Analytic continuously monitors equity securities held by the Fund for developments that effect fundamental factors and sells an equity security when it believes the incremental return from the sale exceeds the associated transaction costs.

Under normal circumstances, each Fund (except the Cash Reserves Fund and the IRA Capital Preservation Fund) intends to remain fully invested, with at least 65% (or in some cases, 80%) of its total assets in securities.

Pilgrim  Baxter,  Value  Investors,  PFR, NWQ,  Analytic and Heitman focus their
active  management  on  securities  selection,   the  area  they  believe  their
respective investment methodologies can most enhance a Fund's performance.

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GROWTH SECURITIES

Securities that Pilgrim Baxter believes have or are expected to have strong sales and earnings growth and capital appreciation potential and will grow faster than the economy as a whole.

POTENTIAL RISKS
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See Equity Securities.

Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

The growth securities in a Fund may never reach what Pilgrim Baxter believes are
their   full  value  and  may  even  go  down  in  price.

POTENTIAL RETURNS
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See Equity Securities.

Growth securities may appreciate faster than non-growth securities.

GROWTH SECURITIES CONTINUED.

POLICIES TO BALANCE RISK AND RETURN
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See Equity Securities.

In managing a Fund, Pilgrim Baxter uses its own software and research models which incorporate important attributes of successful growth. A key attribute of successful growth is positive business momentum as demonstrated by earnings or revenue and sales growth, among other factors. Pilgrim Baxter's investment process is extremely focused on companies which exhibit positive business momentum.

Pilgrim Baxter considers selling a security when its anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects or the risk of a decline in its market price is too great or a deterioration in business fundamentals occurs or is expected to occur.

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VALUE SECURITIES

Securities that Value Investors, PFR and NWQ believe are currently underpriced using certain financial measurements, such as their price-to-earnings ratio and earnings power.

POTENTIAL  RISKS
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See Equity Securities.

Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

The value securities in a Fund may never reach what Value Investors, PFR or NWQ believes are their full value and may even go down in price.

POTENTIAL RETURNS

See Equity Securities.

Value securities may produce significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISK AND RETURN
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See Equity Securities.

In managing a Fund, Value Investors and PFR each uses its own research, computer models and measures of value.

NWQ uses strong bottom up fundamental research focusing on both quantitative and qualitative valuation measures.

PFR considers selling a security when its share price reaches PFR's estimate of its intrinsic value.

Value Investors and NWQ consider selling a security when it becomes overvalued relative to the market, shows deteriorating fundamentals or falls short of their respective expectations.

The other Funds do not focus  specifically on Value  Securities.

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FOREIGN EQUITY SECURITIES

Securities of foreign issuers, including ADRs, European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). ADRs are certificates issued by a U.S. bank that represent a bank's holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as U.S. securities and is priced in U.S. dollars. EDRs and GDRs are also receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch a of U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. ADRs, EDRs and GDRs each carry most of the risks of investing directly in foreign equity securities.

POTENTIAL RISKS
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Foreign security prices may fall due to political instability, changes in currency exchange rates, foreign economic conditions or inadequate regulatory and accounting standards.

Although ADRs, EDRs and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Foreign investments, especially investments in emerging or developing markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it harder for a Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

The adoption of the euro as the common currency of the European Economic and Monetary Union (the "EMU") presents some uncertainties and possible risks, such as changes in relative strength and value of major world currencies, adverse tax consequences, and increased price competition among and between EMU and non-EMU countries. These uncertainties and possible risks could adversely affect the Funds.

POTENTIAL RETURNS
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Favorable exchange rate movements could generate gains or reduce losses. Foreign investments, which represent a major portion of the world's securities, offer attractive potential performance and opportunities for diversification.

FOREIGN EQUITY SECURITIES CONTINUED.

POLICIES TO BALANCE RISK AND RETURN
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In managing the Global Technology & Communications Fund, Pilgrim Baxter seeks to invest in companies with strong growth potential in those countries with the best investment opportunities.

In managing the Special Equity and Disciplined Equity Funds, NWQ and Analytic, respectively, will select foreign securities according to the same standards they apply to domestic securities.

Disciplined Equity Fund may invest up to 20% of its total assets in foreign securities, and Special Equity Fund may invest up to 35% of its total assets in foreign securities. Every other Fund, except Clipper Focus, REIT and IRA Capital Preservation Funds, limits the amount of total assets it invests in securities of foreign issuers not traded in the U.S. to 15% (ADRs are not included in this limit). The Clipper Focus, REIT and IRA Capital Preservation Funds do not invest a significant portion of their assets in foreign securities.

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MONEY MARKET INSTRUMENTS

High quality, short-term U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers' acceptances, and banknotes), commercial paper, corporate obligations (including asset backed securities), government obligations (such as U.S. Treasury, agency or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements.

POTENTIAL RISKS
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Money market instrument prices fluctuate over time.

Money market instrument prices may fall as a result of factors that relate to the issuer, such as a rating downgrade.

Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

The money  market  instruments  in the Cash  Reserves  Fund may never reach what
Pilgrim  Baxter  and  Wellington   Management  believe  are  their  full  income
potential.

The wrappers employed by the IRA Capital Preservation Fund will not cover the Fund's money market instruments, and therefore will not protect the stability of the Fund's NAV from price fluctuations in money market instruments.

POTENTIAL RETURNS
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Money market instruments have greater short-term liquidity, capital preservation and income potential than longer-term investments such as stocks. This will help contribute to the stability of the IRA Capital Preservation Fund's NAV.

POLICIES TO BALANCE RISK AND RETURN
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The Cash Reserves Fund follows strict SEC rules about credit risk, maturity and diversification of its investments.

The money market instruments and other liquid short-term investments in which the IRA Capital Preservation Fund invests will be rated in one of the top two short-term ratings categories of a rating agency at the time of purchase.

The other Funds only invest in money market instruments for temporary defensive or cash management purposes.

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SMALL AND MEDIUM SIZED COMPANY SECURITIES

POTENTIAL RISKS
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Small and medium sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources and may be dependent on a smaller management group.

POTENTIAL RETURNS
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Small and medium sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small and medium sized companies tend to have younger product lines whose distribution and revenues are still maturing.

POLICIES TO BALANCE RISK AND RETURN
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See Equity Securities/Growth Securities/Value Securities.

Pilgrim Baxter and Value Investors focus on small and medium sized companies with strong balance sheets that they expect to exceed consensus earnings expectations.

In analyzing medium sized companies for Disciplined Equity Fund, Analytic screens for such factors as company fundamentals, liquidity and risk. In analyzing small and medium company stocks for Special Equity Fund, NWQ uses strong bottom up fundamental research focusing on both quantitative and qualitative valuation measures.

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TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES

Securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from
technological   advances  and   improvements.

POTENTIAL RISKS
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Technology or communications company securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

POTENTIAL RETURNS
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Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

TECHNOLOGY OR COMMUNICATIONS COMPANY SECURITIES CONTINUED.

POLICIES TO BALANCE RISK AND RETURN
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Although the Technology & Communications Fund and Global Technology & Communications Fund will each invest 25% or more of their total assets in one or more of the industries within the technology and communications sectors, the Funds each seek to strike a balance among the industries in which they invest in an effort to lessen the impact of negative developments in the technology and communications sectors. None of the other Funds concentrate their investments in the groups of industries within the Technology and Communications sectors of the market.

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OTC SECURITIES

Securities not listed and traded on an organized exchange, but bought and sold through a computer network.

POTENTIAL RISKS
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OTC securities are not traded as often as securities listed on an exchange. So, if a Fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

POTENTIAL RETURNS
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Increases the number of potential investments for a Fund.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

POLICIES TO BALANCE RISK AND RETURN
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Pilgrim Baxter, Value Investors PFR, Analytic and NWQ use a highly disciplined investment process that seeks to, among other things, identify quality investments that will enhance a Fund's performance.

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ILLIQUID SECURITIES

Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price that the Fund has valued them.

POTENTIAL RISKS
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A Fund may have difficulty valuing these securities precisely.

A Fund may be unable to sell these securities at the time or price it desires.

POTENTIAL RETURNS
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Illiquid securities may offer more attractive yields or potential growth than comparable widely traded securities.


POLICIES TO BALANCE RISK AND RETURN
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The Cash Reserves Fund may not invest more than 10% of its net assets in illiquid securities.

Every other Fund may not invest more than 15% of its net assets in illiquid securities.

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DERIVATIVES

Investments   such   as   forward   foreign   currency    contracts,    futures,
over-the-counter options, options on futures, options and swaps, whose value is based on an underlying asset or economic factor.

POTENTIAL RISKS
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The value of derivatives are volatile.

Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, as well as gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. A Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, a use of derivatives may result in losses in excess of the amount invested.

POTENTIAL RETURNS
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Derivatives may be used for a variety of purposes, including:

*    To reduce transaction costs;

*    To manage cash flows;

* To maintain full market exposure, which means to adjust the characteristics of its investments to more closely approximate those of its benchmark;

*    To enhance returns; and

* To protect a Fund's investments against changes resulting from market conditions (a practice called "hedging").

POLICIES  TO BALANCE RISK AND RETURN
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Each Fund may use derivatives selectively for hedging, to reduce transaction costs or to manage cash flows.

To the extent a Fund enters into derivatives, it will, when necessary, segregate cash or other liquid assets equal to the settlement amount with its custodian to cover the contract. When a Fund sells certain derivative contracts, it will hold at all times the instruments underlying the contracts.

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WRAPPERS

A wrapper agreement obligates the wrap provider or the IRA Capital Preservation Portfolio to make certain payments to each other in exchange for an annual premium. Payments made under the wrapper agreement are designed so that when the Fund liquidates assets covered by the wrapper agreement ("covered assets") in order to pay for shareholder redemptions, the Fund receives the purchase price plus the accrued income of the liquidated covered assets, rather than the market value of the covered assets. The terms of the wrapper agreements vary concerning when payments must actually be made between the Fund and the wrap provider. In some cases, payments may be due upon disposition of the covered assets. Other wrapper agreements only provide for settlement when the wrapper agreement terminates or the Fund sells all of the covered assets.

POTENTIAL RISKS
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Under a typical wrapper agreement, if a shareholder redemption requires the Fund to sell a security for more than its purchase price plus accrued income, the Fund will pay the wrap provider the difference.

The costs the Fund incurs when buying wrapper agreements will reduce its return and as a result it may not perform as well as other high-quality fixed-income funds of comparable duration.

The Fund might not be able to replace existing wrapper agreements with other suitable wrapper agreements if (1) they mature or terminate or (2) the wrap provider defaults or has its credit rating lowered. The Fund may be unable to obtain suitable wrapper agreements or may elect not to cover some or all of its assets with wrapper agreements. This could occur if wrapper agreements are not available or if the adviser believes that the terms of available wrapper agreements are unfavorable.

Liquidity risk is the risk that a security cannot be sold quickly at a price that reflects its estimated value. Because there is no active trading market for wrapper agreements, the Fund's investments in wrapper agreements are considered illiquid. In an effort to minimize this risk, the Fund limits its investments in illiquid securities, including wrapper agreements, to 15% of net assets.

POTENTIAL RETURNS
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Under a typical wrapper agreement, if a shareholder redemption requires the Fund to sell a covered asset for less than its purchase price plus accrued income, the wrap provider will pay the Fund the difference.

POLICIES TO BALANCE RISK AND RETURN
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Normally, the Fund expects the sum of the total value of its wrapper agreements plus the total market value of all of its covered assets to equal the purchase price plus accrued income of its covered assets, resulting in a stable NAV.

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REIT SECURITIES

A separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders. A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

POTENTIAL RISKS
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The real estate industry is particularly sensitive to:

o    Economic factors, such as interest rate changes or market recessions;

o Over-building in one particular area, changes in zoning laws, or changes in neighborhood values;

o    Increases in property taxes;

o    Casualty and condemnation losses; and

o    Regulatory limitations on rents.

REITs may expose a Fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

POTENTIAL  RETURNS
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Investments in REITs permit a Fund to participate in potential capital appreciation and income opportunities in various segments of the real estate sector.

POLICIES TO BALANCE RISK AND RETURN
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Pilgrim Baxter and each Sub-Adviser consider companies that they expect will generate good cash flow from the underlying properties, have proven management track records, and histories of increasing dividends.

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SPECIAL  SITUATIONS

The Clipper Focus Fund may invest in
special situations. A special situation arises when PFR believes the securities of a particular company will appreciate in value within a reasonable period because of unique circumstances applicable to that company. Special situations are events that could change or temporarily hamper the ongoing operations of a company, including, but not limited to:

o Liquidations, reorganizations, recapitalizations, mergers or temporary financial liquidity restraints.

o Material litigation, technological breakthroughs or temporary production or product introduction problems.

o Natural disaster, sabotage or employee error and new management or management policies.

Special situations affect companies of all sizes and generally occur regardless of general business conditions or movements of the market as a whole.

POTENTIAL RISKS
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Special situations often involve much greater risk than is inherent in ordinary investment securities. In addition, the market price of companies subject to special situations may never reflect any perceived intrinsic values.

POTENTIAL RETURNS
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Securities of companies in special situations may experience significant capital appreciation as the market recognizes their full value.

POLICIES TO BALANCE RISK AND RETURN
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PFR's investment process is very research intensive, including meetings with company management, competitors and customers. PFR prepares valuation models for each company being researched and sells securities when share prices reach PFR's estimate of intrinsic value.

THE INVESTMENT ADVISER & SUB-ADVISERS

[GRAPHIC] THE INVESTMENT ADVISER

Pilgrim Baxter & Associates, Ltd., 1400 Liberty Ridge Drive, Wayne, PA 19087, is the investment adviser for each Fund. Founded in 1982, Pilgrim Baxter managed over $12 billion in assets as of January 31, 2002 for pension and profit-sharing plans, charitable institutions, corporations, trusts, estates and other investment companies.

As investment adviser, Pilgrim Baxter makes investment decisions for the Growth, Emerging Growth, Large Cap Growth, Select Equity, Core Growth, Limited, Large Cap 20, New Opportunities, Technology & Communications and Global Technology & Communications Funds, and for the growth portion of the Strategic Small Company Fund. Pilgrim Baxter oversees the investment decisions made by Value Investors as sub-adviser for the Large Cap Value, Mid-Cap Value, Small Cap Value and Focused Value Funds, and for the value portion of the Strategic Small Company Fund, by PFR as sub-adviser for Clipper Focus Fund, by NWQ as sub-adviser for Special Equity Fund, by Analytic as sub-adviser for Disciplined Equity Fund, by Heitman as sub-adviser for REIT Fund, by Dwight as sub-adviser for IRA Capital Preservation Fund, and by Wellington Management as sub-adviser for the Cash Reserves Fund. The Funds' Board of Trustees supervises Pilgrim Baxter and the sub-advisers and establishes policies that Pilgrim Baxter and the sub-advisers must follow in their day-to-day investment management activities.

[GRAPHIC] THE SUB-ADVISERS

Pilgrim Baxter Value Investors, Inc., 1400 Liberty Ridge Drive, Wayne, PA 19087, is a wholly owned subsidiary of Pilgrim Baxter. Founded in 1940, Value Investors managed approximately $3.4 billion as of January 31, 2002 for pension and profit sharing plans, charitable institutions, trusts, estates and other investment companies.

Pacific Financial Research, Inc., ("PFR") a Massachusetts corporation located at 9601 Wilshire Boulevard, Suite 800, Beverly Hills, California 90210, is sub-adviser to the Clipper Focus Fund. PFR manages and supervises the investment of Clipper Focus Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. PFR, an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc. (formerly named United Asset Management Corporation), has provided investment management services to corporations, foundations, endowments, pension funds and other institutions as well as individuals since 1981. PFR managed approximately $9.9 billion in assets as of January 31, 2002.

NWQ Investment Management Company, Inc., a Massachusetts corporation located at 2049 Century Park East, 4th Floor, Los Angeles, California 90067, is the sub-adviser to the Special Equity Fund. NWQ manages and supervises the investment of the Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. NWQ is an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc. (formerly named United Asset Management Corporation). It has provided investment management services to institutions and high net worth individuals since 1982. NWQ managed approximately $6.8 billion in assets as of January 31, 2002.

Analytic Investors, Inc., a California corporation located at 700 South Flower St., Suite 2400, Los Angeles, CA 90017, is the sub-adviser for the Disciplined Equity Fund. Analytic manages and supervises the investment of the Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. Analytic is an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc. (formerly named United Asset Management Corporation), and was founded in 1970 as one of the first independent investment counsel firms specializing in the creation and continuous management of optioned equity and optioned debt portfolios for fiduciaries and other long-term investors. Analytic serves pensions and profit-sharing plans, endowments, foundations, corporate investment portfolios, mutual savings banks and insurance companies. Analytic managed approximately $1.9 billion in assets as of January 31, 2002.

Heitman Real Estate Securities LLC (formerly named Heitman/PRA Securities Advisors LLC), a Delaware limited liability company located at 180 North LaSalle Street, Suite 3600, Chicago, Illinois, 60601, is the sub-adviser to the REIT Fund. Heitman manages and supervises the investment of the Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. Heitman is wholly owned by Heitman Financial LLC, an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc. (formerly named United Asset Management Corporation). Heitman has provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions as well as individuals since 1987. Heitman managed approximately $929 million in assets as of January 31, 2002.

Dwight Asset Management Company, a Delaware corporation located 100 Bank Street, Burlington, Vermont 05401, is the sub-adviser to the IRA Capital Preservation Fund. Dwight manages and supervises the investment of the Fund's assets on a discretionary basis, subject to the supervision of Pilgrim Baxter. Dwight is an affiliate of Pilgrim Baxter and Old Mutual (US) Holdings Inc. (formerly named United Asset Management Corporation). It has provided investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans since 1983. Dwight managed approximately $25.5 billion in assets as of January 31, 2002.

Wellington Management Company, LLP, 75 State Street, Boston, MA is the sub-adviser for the PBHG Cash Reserves Fund. Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. As of June 30, 2001, Wellington Management held discretionary management authority with respect to more than $309.8 billion of assets.

The Funds listed below paid the following management fees (as a percentage of average daily net assets) during its last fiscal year.

Core Growth Fund            0.85%

Emerging Growth Fund        0.85%

Growth Fund                 0.85%

Large Cap 20 Fund           0.85%

Large Cap Growth Fund       0.75%

Limited Fund                1.00%

New Opportunities Fund      1.00%

Select Equity Fund          0.85%

Clipper Focus Fund          0.99%*/**

Focused Value Fund          0.85%

Large Cap Value Fund        0.65%

Mid-Cap Value Fund          0.85%

Small Cap Value Fund        1.00%

Special Equity Fund         0.56%*/**

Disciplined Equity Fund     0.51%*/**

REIT Fund                   0.75%**/***

Strategic Small
   Company Fund             1.00%

Technology &
   Communications Fund      0.85%

IRA Capital

   Preservation Fund        0.00%*/**

Cash Reserves Fund          0.30%

* THE MANAGEMENT FEES WERE PAID TO THE FUND'S PREDECESSOR INVESTMENT ADVISER (NOW CURRENT SUB-ADVISER)

**   REFLECTS A WAIVER OF FEES.

*** THE MANAGEMENT FEE WAS PAID TO THE FUND'S PREDECESSOR INVESTMENT ADVISER (NOW SUB-ADVISER) PRIOR TO DECEMBER 14, 2001. BEGINNING DECEMBER 17, 2001, THIS FEE WAS PAID TO PILGRIM BAXTER.

For its services to each Fund noted below, Pilgrim Baxter will receive the following fees (as a percentage of average daily net assets) from the Funds on an annual basis.

          Clipper Focus Fund                                  1.00%

          Special Equity Fund                                 1.00%

          PBHG Disciplined Equity Fund                        0.70%

          Global Technology & Communications Fund             1.50%

          REIT Fund                                           0.85%

          PBHG IRA Capital Preservation Fund                  0.60%

Each sub-adviser is entitled to receive a fee from Pilgrim Baxter equal to a percentage of the daily net assets of each sub-advised Fund.

THE PORTFOLIO MANAGERS

CORE GROWTH FUND        Effective  March  21,  2001,  the  Core  Growth  Fund is
                        managed by a team of investment professionals led by Gary L. Pilgrim, CFA. Mr. Pilgrim is President of
                        Pilgrim Baxter and has been a growth stock manager for over 31 years.

LIMITED FUND/           Erin  A. Piner  has  managed   the  Limited   Fund since
EMERGING GROWTH FUND    October,  1998. She has managed the Emerging Growth Fund
                        since January,  2000. Ms. Piner joined Pilgrim Baxter in
                        1995 as an  equity  analyst.  Prior to  joining  Pilgrim
                        Baxter, Ms. Piner worked for four years in the client service group of PaineWebber, Inc.

GROWTH FUND/NEW         Gary  L.  Pilgrim,  CFA, has  managed  the  Growth  Fund
OPPORTUNITIES  FUND     since its  inception  in 1985.  He has  managed  the New
                        Opportunities Fund since April 21, 2000. A discussion of
                        Mr. Pilgrim's work experience is noted above.

LARGE CAP GROWTH        Michael S. Sutton, CFA, has managed the Large Cap Growth
FUND/LARGE CAP          and  Large Cap 20 Funds  since  November,  1999.  He has
20 FUND/SELECT          managed the Select  Equity  Fund since  April 24,  2000.
EQUITY FUND             Effective  as of October 8, 2001,  Gregory P.  Chodaczek
                        joined Mr.  Sutton as  Co-Manager of Select Equity Fund.
                        Mr.  Sutton  is  Chief  Investment  Officer  of  Pilgrim
                        Baxter.  Mr.  Sutton joined  Pilgrim  Baxter in October,
                        1999 from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of several large cap growth portfolios. Prior to that, Mr. Sutton was #a large cap growth portfolio manager with Stein, Roe &
                        Farnham. Mr. Chodaczek joined Pilgrim Baxter in 1998 as a research analyst for Pilgrim Baxter's growth equity investment team, focusing on the research of large cap growth equities. Prior to joining Pilgrim Baxter, Mr.
                        Chodaczek was a Senior Financial  Analyst for Scientific
                        Atlanta, Inc. in Atlanta, Georgia.

CLIPPER  FOCUS  FUND    A team of PFR's  investment  professionals  has  primary
                        responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

SMALL CAP VALUE FUND/   Jerome J.  Heppelmann,  CFA,  has  managed the Small Cap
MID-CAP VALUE FUND/ Value, Mid-Cap Value, and Focused Value Funds since FOCUSED VALUE FUND June, 1999. He joined Pilgrim Baxter in 1994 as a Vice
                        President of Marketing/ Client Service and since 1997 has been a member of Value Investors Equity team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments.

LARGE CAP VALUE FUND    Raymond J.  McCaffrey,  CFA,  has  managed the Large Cap
                        Value Fund since June, 1999. He joined Value Investors as a portfolio manager and analyst in 1997. Prior to joining Value Investors, Mr. McCaffrey worked for 2 years as a portfolio manager and analyst at Pitcairn
                        Trust Company. His 12 years of investment experience also include positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank.

SPECIAL EQUITY FUND     Jon D.  Bosse,  CFA,  is the  Portfolio  Manager  of the
                        Special  Equity  Fund.  Mr.  Bosse is Director of Equity
                        Research of NWQ and has been a Managing  Director of NWQ
                        since 1996. From 1986 to 1996, Mr. Bosse was a Portfolio
                        Manager  and   Director  of  Equity   Research  at  ARCO
                        Investment Management Company.

DISCIPLINED EQUITY FUND A  team  of  Analytic's  investment   professionals  has
                        primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

GLOBAL TECHNOLOGY & Michael K. Ma has managed the Fund since its inception COMMUNICATIONS FUND on May 31, 2000. Mr. Ma joined the Adviser in October,
                        1999 as a senior technology analyst. Prior to joining the Adviser, Mr. Ma worked for two and one-half years as an equity research analyst in the Telecommunications
                        Services Group of Deutsche Bank Securities, Inc. Prior to that, Mr. Ma worked for four years at United States
                        Trust Company of New York, initially as a research assistant concentrating on the technology sector and subsequently as a portfolio manager.

REIT FUND               A team of Heitman's investment professionals has primary
                        responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

STRATEGIC SMALL         James M.  Smith,  CFA,  has  co-managed  this Fund since
COMPANY FUND            its inception in 1996. He manages the growth  portion of
                        this Fund. Mr. Smith joined Pilgrim Baxter in 1993 as a portfolio manager and has over 21 years of equity portfolio management experience. Mr. Heppelmann manages the value portion of this Fund. His experience is discussed under the Small Cap Value, Mid-Cap Value and
                        Focused Value Funds. Mr. Heppelmann has co-managed this fund since June, 1999.

TECHNOLOGY &            Effective    March   21,   2001,   the    Technology   &
COMMUNICATIONS  FUND    Communications   Fund  is  managed   by  the   Adviser's
                        technology team, led by Michael Ma, who currently manages the Global Technology & Communications Fund. A discussion of Mr. Ma's work experience is noted above.

IRA CAPITAL             A team of Dwight's investment professionals  has primary
PRESERVATION FUND       responsibility  for  the  day-to-day  management  of the
                        Fund. For more information on the composition of the team managing the Fund, please see the SAI.

CASH RESERVES FUND      John C. Keogh has managed this Fund since its  inception
                        in 1995. Mr. Keogh joined Wellington Management in 1983 as an assistant portfolio manager and has served as a portfolio manager since 1990.

                                                                 YOUR INVESTMENT

[GRAPHIC] PRICING FUND SHARES

Cash Reserves Fund shares are priced at 2:00 p.m. Eastern Time on each day the New York Stock Exchange is open. Cash Reserves Fund shares are not priced on days that the New York Stock Exchange is closed. The Cash Reserves Fund prices its investments at amortized cost, which approximates market value.

Each other Fund prices its investments for which market quotations are readily available at market value. Short-term investments are priced at amortized cost, which approximates market value. All other investments (including wrapper agreements) are priced at fair value as determined in good faith by the PBHG Funds' Board of Trustees. If a Fund holds securities quoted in foreign currencies, it translates that price into U.S. dollars at current exchange rates. The IRA Capital Preservation Fund may use a pricing service to value some of its assets, such as debt securities or foreign securities. Because foreign markets may be open at different times than the New York Stock Exchange, the price of a Fund's shares may change on days when its shares are not available for purchase or sale.

================================================================================
NET ASSET VALUE (NAV)

The price of a Fund's shares is based on that Fund's net asset value (NAV). A Fund's NAV equals the value of its assets, less its liabilities, divided by the number of its outstanding shares. Except for the Cash Reserves Fund, Fund shares are priced every day at the close of trading on the New York Stock Exchange (normally 4 p.m. Eastern Time). Fund shares are not priced on days that the New York Stock Exchange is closed.

[GRAPHIC] Buying Shares

You may purchase shares of each Fund directly through the Fund's transfer agent. Except for the Cash Reserves Fund, the price per share you will pay to invest in a Fund is its net asset value per share (NAV) next calculated after the transfer agent or other authorized representative accepts your order. If you purchase shares of the Cash Reserves Fund by wire transfer in the form of Federal Funds, the price per share you will pay is that Fund's next calculated net asset value. If you purchase shares of the Cash Reserves Fund by check or other negotiable bank draft, the price per share you will pay is that Fund's net asset value as calculated on the next business day after receipt of the check or bank draft. Except for the Cash Reserves Fund, each Fund's NAV is calculated at the close of trading on the New York Stock Exchange, normally 4:00 p.m. Eastern Time, each day the exchange is open for business. Each Fund's assets are generally valued at their market price. However, if a market price is unavailable or if the assets have been affected by events occurring after the close of trading, the Fund's Board of Trustees may use another method that it believes reflects fair value. By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market, a Fund attempts to establish a price that it might reasonably expect to receive upon its current sale of that security. These methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interest or other harm to shareholders. The Cash
Reserves Fund uses the amortized cost method to value its securities and generally calculates its NAV at 2:00 p.m. Eastern Time each day the New York Stock Exchange is open.

You may also purchase shares of each Fund through certain broker-dealers or other financial institutions that are authorized to sell you shares of the Funds. Such financial institutions may charge you a fee for this service in addition to the Fund's NAV.

================================================================================
CONCEPTS TO UNDERSTAND

Traditional IRA: an individual retirement account. Your contributions may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA: an IRA funded by a working spouse in the name of a nonworking spouse.

Roth IRA: an IRA with non-deductible contributions, and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Coverdell Education Savings Accounts: a savings account with non-deductible contributions, and tax-free growth of assets and distributions, if used to pay certain educational expenses.


FOR  MORE  COMPLETE  IRA  INFORMATION,   CONSULT  A  PBHG  SHAREHOLDER  SERVICES
REPRESENTATIVE OR A TAX ADVISER.

================================================================================
 MINIMUM INVESTMENTS
                                              Initial            Additional
--------------------------------------------------------------------------------
REGULAR ACCOUNTS

  New Opportunities Fund(1)                   $10,000           no minimum

  Limited Fund(1)                             $ 5,000           no minimum

  Strategic Small Company Fund                $ 5,000           no minimum

  Each Other Fund                             $ 2,500           no minimum

  Uniform Gifts/Transfer to
     Minor Accounts                           $   500           no minimum

TRADITIONAL IRAs                              $ 2,000           no minimum

ROTH IRAs                                     $ 2,000           no minimum

COVERDELL EDUCATION SAVINGS ACCOUNTS          $   500           no minimum

SYSTEMATIC INVESTMENT PLANS(2) (SIP)          $   500              $25


(1)  THE  LIMITED  AND NEW  OPPORTUNITIES  FUNDS  ARE  CURRENTLY  CLOSED  TO NEW
     INVESTORS.

(2) PROVIDED A SIP IS ESTABLISHED, THE MINIMUM INITIAL INVESTMENT FOR EACH FUND IS $500 ALONG WITH A MONTHLY SYSTEMATIC INVESTMENT OF $25 OR MORE.

The Special Equity Fund currently intends to close to new investors when its assets reach $500 million. Afterwards, additional investments and/or exchanges into the Fund may only be made by persons who already owned shares of the Fund as of the closing date, and such purchases or exchanges may be subject to minimum and maximum amounts.

BUYING SHARES OF IRA CAPITAL PRESERVATION FUND

The IRA Capital Preservation Fund offers its shares to investors who wish to invest in the Fund through one of the following types of individual retirement accounts:

o Plans described in Section 408 of the Internal Revenue Code (includes traditional IRAs, SEP-IRAs and SIMPLE IRAs);

o    Plans described in Section 408A of the Internal Revenue Code (ROTH-IRAs);

o    Plans  described  in Section 530 of the Internal  Revenue  Code  (Education
     IRAs); and

o    Plans maintained by sole proprietorships (KEOGH Plans).

[GRAPHIC] SELLING SHARES

You may sell your shares at NAV any day the New York Stock Exchange is open for business. Sale orders received by the Fund's transfer agent or other authorized representatives by 4:00 p.m. Eastern time (2:00 p.m. Eastern Time for the Cash Reserves Fund) will be priced at the Fund's next calculated NAV. The Fund generally sends payment for your shares the business day after your order is accepted. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to seven days. Also, if the Fund has not yet collected payment for the shares you are selling, it may delay paying out the proceeds on your sale until payment has been collected up to 15 days from the date of purchase. You may also sell shares of each Fund through certain broker-dealers or other financial institutions at which you maintain an account. Such financial institutions may charge you a fee for this service.

================================================================================
LIMITATIONS ON SELLING SHARES BY PHONE

Proceeds
sent by                                         Minimum          Maximum
--------------------------------------------------------------------------------
Check                                          no minimum       $50,000
                                                                per day

Wire*                                          no minimum       no maximum

ACH                                            no minimum       no maximum

Please note that the banking instructions to be used for wire and ACH redemptions must be established on your account in advance of placing your sell order.

*    WIRE FEE IS $10 PER FEDERAL RESERVE WIRE

WRITTEN REDEMPTION ORDERS
================================================================================
Some circumstances  require written sell orders along with signature guarantees.

These include:

o    Redemptions in excess of $50,000

o    Requests to send proceeds to a different address or payee

o Requests to send proceeds to an address that has been changed within the last 30 days

o    Requests to wire proceeds to a different bank account

A SIGNATURE GUARANTEE helps to protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee is authentic.

REDEMPTION/EXCHANGE FEE FOR IRA CAPITAL PRESERVATION FUND

The IRA Capital Preservation Fund will deduct a 2.00% redemption/exchange fee from the redemption or exchange proceeds of any shareholder redeeming or exchanging shares of the Fund held for less than twelve months. In determining how long shares of the Fund have been held, PBHG Funds assumes that shares held by the investor the longest period of time will be sold first.

The Fund will retain the fee for the benefit of the remaining shareholders. The Fund charges the redemption/exchange fee to help minimize the impact the redemption or exchange may have on the performance of the Fund, to facilitate Fund management and to offset certain transaction costs and other expenses the Fund incurs because of the redemption or exchange. The Fund also charges the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements.

[GRAPHIC] GENERAL POLICIES

o    Each Fund may reject or suspend acceptance of purchase orders.

o Each Fund reserves the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1% of the NAV of the Fund.

o Payment for telephone purchases must be received by the Fund's transfer agent within seven days or you may be liable for any losses the Fund incurs as a esult of the cancellation of your purchase order.

o When placing a purchase, sale, or exchange order through an authorized repre- sentative, it is the representative's responsibility to promptly transmit your order to the Fund's transfer agent so that you may receive that same day's NAV.

o SEI Trust Company, the custodian for PBHG Traditional, Roth and Education IRA accounts, currently charges a $10 annual custodial fee to Traditional and Roth IRA accounts and a $7 annual custodial fee to Coverdell Education Savings Accounts. This fee will be automatically deducted from your account if not received by the announced due date, usually in mid-August.

o Because of the relatively high cost of maintaining smaller accounts, the Fund charges an annual fee of $12 if your account #balance drops below the minimum investment amount because of redemptions. Minimum investment amounts are identified in the table on page 96. For non-retirement accounts, the Fund may, upon prior notice, close your account and send you the proceeds if your account balance remains below the minimum investment amount for over 60 days due to your redeeming or exchanging out of the Fund.

o To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in the household holds shares of a Fund. Call PBHG at 1-800-433-0051 if you need additional copies of financial reports or prospectuses. If you do not want the mailing of these documents to be combined with those for other members of your house hold, contact PBHG at 1-800-433-0051 or write to P.O. Box 219534, Kansas City, MO 64121. Electronic copies of most financial reports and prospectuses are available at PBHG's website (www.pbhgfunds.com).

EXCHANGES BETWEEN FUNDS

You may exchange some or all PBHG Class Shares of a Fund for PBHG Class Shares of any other PBHG Fund that has PBHG Class Shares. PBHG Class Shares of a Fund may not be exchanged for Advisor Class Shares. Please note, however, that exchanges into the Limited Fund may be made only by investors who are current shareholders of that Fund, as it is currently closed to new investors. Exchanges into the New Opportunities Fund may be made only by persons who were shareholders on or before November 12, 1999, the day this Fund closed to new investors. The Special Equity Fund currently intends to close to new investors when its assets reach $500 million. Afterwards, additional investments and/or exchanges into the Fund may only be made by persons who already owned shares of the Fund as of the closing date, and such purchases or exchanges may be subject to minimum and maximum amounts. Simply mail, telephone, or use the Fund's internet website to provide your exchange instructions to the transfer agent. Except for the 2% redemption/exchange fee discussed above for the IRA Capital Preservation Fund, there is currently no fee for exchanges; however, a Fund may change or terminate this privilege on 60 days' notice. Please note that exchanges into the PBHG Cash Reserves Fund from another PBHG Fund may be made only four (4) times a year.

 TO OPEN AN ACCOUNT                        TO ADD TO AN ACCOUNT

-----IN WRITING----------------------      -------------------------------------
Complete the application.                  Fill out an investment slip:

 Mail your completed application           Mail the slip and the check to:
 and a check to:                           PBHG Funds
 PBHG Funds                                P.O. Box 219534
 P.O. Box 219534                           Kansas City, Missouri  64121-9534
 Kansas City, Missouri  64121-9534

-----By Telephone--------------------      -------------------------------------
Call us at 1-800-433-0051 to
receive an account application and
receive an account number.

WIRE  Have your bank send your             WIRE  Have your bank send your
investment to:                             investment to:

o    United Missouri Bank of Kansas        o    United Missouri Bank of Kansas
     City, N.A.                                 City, N.A.

o    ABA # 10-10-00695                     o    ABA # 10-10-00695

o    Account # 98705-23469                 o    Account # 98705-23469

o    Fund name                             o    Fund name

o    Your name                             o    Your name

o    Your Social Security or tax ID        o    Your Social Security or tax ID
     number                                     number

o    Your account number                   o    Your account number

Return the account application.

-----BY AUTOMATED CLEARING-----------      -------------------------------------
     HOUSE (ACH)
Currently you may not open an account      o    Complete the bank information
through ACH                                     section on the account
                                                application.

                                           o    Attach a voided check or deposit
                                                slip to the account application.

                                           o    The maximum purchase allowed
                                                through ACH is $100,000 and this
                                                option must be established on
                                                your account 15 days prior to
                                                initiating a transaction.

-----VIA THE INTERNET----------------
o    Visit the PBHG Funds website at       o    Complete the bank information
     http://www.pbhgfunds.com.                  section on the account
                                                application.
o    Enter the "open an account"
     screen and follow the                 o    Enter the "My Account" section
     instructions.                              of the website and follow the
                                                instructions for purchasing
                                                shares.

TO SELL SHARES

-----BY MAIL-------------------------      -----BY TELEPHONE--------------------
Write a letter of instruction that         Sales orders may be placed by
includes:                                  telephone provided this option was
                                           selected on your account
o    your name(s) and signature(s)         application. Please call
                                           1-800-433-0051.
o    your account number
                                           Sales from IRA accounts may not be
o    the Fund name                         made by telephone and must be made
                                           in writing.
o    the dollar amount your wish to
     sell

o    how and where to send the
     proceeds

If required, obtain a signature            -----ACH-----------------------------
guarantee (see "Selling Shares")           o    Complete the bank information
                                                section on the account
Mail your request to:                           application.
PBHG Funds
P.O. Box 219534                            o    Attach a voided check or deposit
Kansas City, Missouri  64121-9534               slip to the account application.

-----SYSTEMATIC WITHDRAW PLAN--------      Note: sale proceeds sent via ACH
Permits you to have payments of $50        will not be posted to your bank
or more mailed or automatically            account until the second business
transferred from your Fund accounts        day following the transaction.
to your designated checking or
savings account                            -----WIRE----------------------------
                                           Sale proceeds may be wired at your
o    Complete the applicable section       request. Be sure the Fund has your
     on the account application            wire instructions on file.

Note: must maintain a minimum account      There is a $10 charge for each wire
balance of $5,000 or more.                 sent by the Fund.

-----CHECK WRITING-------------------      -----VIA THE INTERNET----------------
Check Writing is offered to                o    Enter the "My Account" section
shareholders of the Cash Reserves               of the website and follow the
Fund.If you have an account balance             instructions for redeeming
of $5,000 or more, you may                      shares.
establish this option on your
account. You may redeem shares by
writing checks on your account for
$250 or more. To establish Check
Writing on your account, call
1-800-433-0051 and request a
Signature Card.

[GRAPHIC] DISTRIBUTION AND TAXES

Except for REIT Fund and Cash Reserves Fund, each Fund pays shareholders dividends from its net investment income and distributions from its net realized capital gains at least once a year, if available. REIT Fund pays shareholders dividends from its net investment quarterly and distributions from its net realized capital gains once a year, if available. Cash Reserves Fund pays shareholders dividends from its net investment income monthly. Dividends and distributions will be reinvested in your Fund account unless you instruct the Fund otherwise. There are no fees on reinvestments. Alternatively, you may elect to receive your dividends and distributions in cash in the form of a check, wire, or ACH.

To maintain a stable NAV, the IRA Capital Preservation Fund may have to declare and pay dividends in amounts that are not equal to the amount of net investment income it actually earns. This may cause the Fund to take some or all of the following actions:

o If the Fund distributes more money than it actually earned through its investments, it may have to make a distribution that may be considered a return of capital;

o If the income the Fund receives exceeds the amount of dividends distributed, the Fund may have to distribute that excess income to shareholders and declare a reverse split of its shares.

The Fund may split its shares when it distributes its net capital gains. Share splits or reverse share splits will cause the number of shares owned by shareholders to increase or decrease while allowing the NAV of the Fund to remain stable.

Unless your investment is in an IRA or other tax-exempt account, your dividends and distributions will be taxable whether you receive them in cash or reinvest them. Dividends (including short-term capital gains distributions) are taxed at the ordinary income rate. Distributions of long-term capital gains are taxable at the long-term capital gains rate, regardless of how long you have been in the Fund. Long-term capital gains tax rates are described in the table below.

A sale or exchange of a Fund may also generate a tax liability unless your account is tax-exempt. There are two types of tax liabilities you may incur from a sale or exchange: (1) Short-term capital gains will apply if you sell or exchange a Fund up to 12 months after buying it; (2) Long-term capital gains will apply to Funds sold or exchanged after 12 months. The table below describes the tax rates for each.

TAXES ON TRANSACTIONS
================================================================================
The tax status of your distributions for each calendar year will be detailed in your annual tax statement from the Fund. Because everyone's tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

================================================================================
TAXABILITY OF DISTRIBUTIONS

Type of                  Tax rate for                  Tax rate for brackets
Distribution             15% bracket and lower         higher than 15%
--------------------------------------------------------------------------------

Dividends                Ordinary income rate          Ordinary income rate
Short-term
  Capital Gains          Ordinary income rate          Ordinary income rate
Long-term
  Capital Gains          10%                           20%

DISTRIBUTION ARRANGEMENTS

PBHG Funds(R) has PBHG Class Shares and Advisor Class Shares. PBHG Funds(R) does not currently offer any other classes of shares. The exchange privilege for PBHG Class and Advisor Class Shares is discussed in the section, Exchanges Between Funds. Aside from the differences attributable to their exchange privileges, both Classes have the same rights and privileges. In addition, both Classes bear the same fees and expenses except that Advisor Class Shares bear a service fee.

[GRAPHIC] FINANCIAL HIGHLIGHTS

A Fund's financial highlights help you understand its recent financial performance. The total returns represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all Fund distributions. PricewaterhouseCoopers LLP has audited the information contained in these financial highlights except those noted as unaudited. Its report and the Fund's financial statements are included in the Fund's Annual Report to Shareholders, which is available, free of charge, upon request.

Unaudited financial highlights are also provided below for Clipper Focus Fund. The Fund's financial statements for the unaudited period are included in its Semi-Annual Report to Shareholders, which is available, free of charge, upon request.

FOR A SHARE OUTSTANDING THROUGHOUT EACH FISCAL YEAR OR PERIOD ENDED MARCH 31:

                                 Net                  Realized and                Distributions
                                Asset         Net      Unrealized    Distributions  in excess   Distributions  Distributions
                                Value     Investment    Gains or       from Net       of Net        from       in excess of
                              Beginning     Income      (Losses)      Investment    Investment     Capital        Capital
                              of Period     (Loss)    on Securities     Income        Income        Gains          Gains
-----------------------------------------------------------------------------------------------------------------------------
PBHG CORE GROWTH FUND

  PBHG CLASS
  2001(1)                      $30.25       $(0.17)      $(16.62)           --           --         $(2.76)           --
  2000(1)                       14.06        (0.20)        16.39            --           --             --            --
  1999(1)                       13.53        (0.14)         0.67            --           --             --            --
  1998                          10.34        (0.33)         3.52            --           --             --            --
  1997                          11.82        (0.09)        (1.39)           --           --             --            --

PBHG EMERGING GROWTH FUND

  PBHG CLASS
  2001(1)                      $40.00       $(0.10)      $(21.81)           --           --         $(2.13)           --
  2000(1)                       20.61        (0.21)        20.76            --           --          (1.16)           --
  1999(1)                       25.83        (0.18)        (4.96)           --           --          (0.08)           --
  1998                          19.26        (0.24)         6.81            --           --             --            --
  1997                          23.07        (0.11)        (2.87)           --           --          (0.83)           --

PBHG GROWTH FUND

  PBHG CLASS
  2001(1)                      $58.73       $(0.20)      $(30.53)           --           --         $(6.26)           --
  2000(1)                       24.51        (0.33)        36.14            --           --          (1.59)           --
  1999(1)                       28.23        (0.24)        (3.48)           --           --             --            --
  1998                          21.06        (0.26)         7.43            --           --             --            --
  1997                          25.30        (0.10)        (4.14)           --           --             --            --

The Clipper Focus, Special Equity, Disciplined Equity, REIT and IRA Capital Preservation Funds acquired the assets of its predecessor Fund, as noted under Fund Summaries, in a tax-free exchange by issuing new shares. This transaction was effective as of the close of business on December 14, 2001 for the Clipper Focus, Special Equity and REIT Funds and effective as of the close of business on January 11, 2002 for the Disciplined Equity and IRA Capital Preservation Funds. None of the Funds had any assets prior to the acquisition. Consequently, the information presented for each Fund prior to the acquisition date represents the financial history of its corresponding predecessor fund.

                                                                                                                 Ratio
                                                                                                                of Net
                                                                                                  Ratio       Investment
                                                                        Ratio        Ratio      of Expenses  Income (Loss)
                                                                     of Expenses     of Net     to Average    to Average
                       Net                       Net                 to Average    Investment   Net Assets    Net Assets
                      Asset                    Assets      Ratio     Net Assets      Income     (Excluding    (Excluding
                      Value                      End    of Expenses  (Excluding      (Loss)       Waivers      Waivers)    Portfolio
                       End       Total       of Period   to Average    Expense     to Average   and Expense   and Expense   Turnover
                    of Period    Return         (000)    Net Assets   Reduction)   Net Assets    Reduction)    Reduction)     Rate
------------------------------------------------------------------------------------------------------------------------------------
PBHG CORE GROWTH FUND

  PBHG CLASS
  2001(1)             $10.70     (59.85)%      $63,359      1.31%        1.31%       (0.73)%        1.31%       (0.73)%      133.31%
  2000(1)              30.25     115.15%       166,099      1.33%        1.33%       (1.02)%        1.33%       (1.02)%      312.32%
  1999(1)              14.06       3.92%        86,485      1.45%        1.45%       (1.16)%        1.45%       (1.16)%      120.93%
  1998                 13.53      30.85%       165,510      1.35%        1.35%       (1.07)%        1.35%       (1.07)%       72.78%
  1997                 10.34     (12.52)%      283,995      1.36%        1.36%       (0.77)%        1.36%       (0.77)%       46.75%

PBHG EMERGING GROWTH FUND

  PBHG CLASS
  2001(1)             $15.96     (56.95)%     $538,294      1.26%        1.26%       (0.33)%        1.26%       (0.33)%       89.91%
  2000(1)              40.00     101.33%     1,336,938      1.24%        1.24%       (0.76)%        1.24%       (0.76)%      141.81%
  1999(1)              20.61     (19.91)%      736,008      1.34%        1.34%       (0.80)%        1.34%       (0.80)%      101.53%
  1998                 25.83      34.11%     1,404,157      1.27%        1.27%       (0.80)%        1.27%       (0.80)%       95.21%
  1997                 19.26     (13.71)%    1,195,620      1.28%        1.28%       (0.36)%        1.28%       (0.36)%       47.75%

PBHG GROWTH FUND

  PBHG CLASS
  2001(1)             $21.74     (56.57)%   $2,883,036      1.25%        1.25%       (0.46)%        1.25%       (0.46)%      104.48%
  2000(1)              58.73     148.57%     6,465,234      1.23%        1.23%       (0.90)%        1.23%       (0.90)%      107.73%
  1999(1)              24.51     (13.18)%    3,228,740      1.32%        1.32%       (0.99)%        1.32%       (0.99)%       80.51%
  1998                 28.23      34.05%     5,338,380      1.26%        1.26%       (0.74)%        1.26%       (0.74)%       94.21%
  1997                 21.06     (16.76)%    4,634,138      1.25%        1.25%       (0.69)%        1.25%       (0.69)%       64.89%

                                  Net                  Realized and
                                Asset          Net      Unrealized   Distributions  Distributions    Net
                                Value      Investment    Gains or      from Net         from       Assets
                              Beginning      Income      (Losses)     Investment       Capital    Value End       Total
                              of Period      (Loss)   on Securities     Income          Gains     of Period       Return
---------------------------------------------------------------------------------------------------------------------------
PBHG LARGE CAP 20 FUND

  PBHG CLASS
  2001(1)                      $44.34       $(0.12)      $(22.04)           --        $(4.37)       $17.81        (53.84)%
  2000(1)                       24.10        (0.25)        26.26            --         (5.77)        44.34        117.88%
  1999(1)                       15.98        (0.12)         8.46            --         (0.22)        24.10         52.52%
  1998                           9.25        (0.07)         6.80            --            --         15.98         72.76%
  1997(3)                       10.00        (0.01)        (0.73)       $(0.01)           --          9.25         (7.40)%+

PBHG LARGE CAP GROWTH FUND

  PBHG CLASS
  2001(1)                      $38.37       $(0.05)      $(13.48)           --        $(1.94)       $22.90        (36.55)%
  2000(1)                       24.57        (0.23)        21.32            --         (7.29)        38.37         98.60%
  1999(1)                       22.69        (0.16)         3.53            --         (1.49)        24.57         15.90%
  1998                          14.26        (0.19)         8.82            --         (0.20)        22.69         60.80%
  1997                          14.53        (0.05)        (0.21)           --         (0.01)        14.26         (1.77)%

PBHG LIMITED FUND

  PBHG CLASS
  2001(1)                      $23.11       $(0.08)       $(8.17)           --        $(5.44)        $9.42        (42.99)%
  2000(1)                       11.95        (0.12)        15.20            --         (3.92)        23.11        137.27%
  1999(1)                       14.08        (0.10)        (1.45)           --         (0.58)        11.95        (11.01)%
  1998                           9.05        (0.10)         5.53            --         (0.40)        14.08         60.78%
  1997(2)                       10.00         0.02         (0.93)       $(0.03)        (0.01)         9.05         (9.15)%+

PBHG NEW OPPORTUNITIES FUND

  PBHG CLASS
  2001(1)                      $98.19       $(0.48)      $(43.78)           --       $(26.16)       $27.77        (54.38)%
  2000(1)                       16.47        (0.71)        85.60            --         (3.17)        98.19        529.94%
  1999(4)                       13.52        (0.01)         2.96            --            --         16.47         21.82%+

PBHG SELECT EQUITY FUND

  PBHG CLASS
  2001(1)                      $77.81       $(0.24)      $(48.55)           --        $(2.44)       $26.58        (64.23)%
  2000(1)                       25.93        (0.34)        58.71            --         (6.49)        77.81        240.82%
  1999(1)                       24.15        (0.21)         1.99            --            --         25.93          7.37%
  1998                          15.91        (0.44)         8.68            --            --         24.15         51.79%
  1997                          17.27        (0.13)        (1.03)           --         (0.20)        15.91         (6.94)%

PBHG CLIPPER FOCUS FUND

(PREDECESSOR -- CLIPPER FOCUS PORTFOLIO -- INSTITUTIONAL CLASS)

  PBHG CLASS
  2001(12)                     $15.92        $0.10        $(0.47)       $(0.09)           --        $15.46         (2.30)%
  2001                          10.87         0.21          5.49         (0.21)        (0.44)        15.92         53.22%
  2000                          12.19         0.16         (1.18)        (0.16)        (0.14)        10.87         (8.39)%
  1999(8)                       10.00         0.05          2.18         (0.04)           **         12.19         22.33%+

                                                                                                              Ratio
                                                                                                             of Net
                                                                                            Ratio          Investment
                                                              Ratio          Ratio        of Expenses     Income (Loss)
                                                           of Expenses       of Net       to Average       to Average
                                  Net                      to Average      Investment     Net Assets       Net Assets
                                Assets         Ratio       Net Assets        Income       (Excluding       (Excluding
                                  End       of Expenses    (Excluding        (Loss)         Waivers         Waivers)      Portfolio
                              of Period      to Average      Expense       to Average     and Expense      and Expense     Turnover
                                 (000)       Net Assets     Reduction)     Net Assets      Reduction)       Reduction)       Rate
------------------------------------------------------------------------------------------------------------------------------------
PBHG LARGE CAP 20 FUND

  PBHG CLASS
  2001(1)                      $501,921         1.23%          1.23%          (0.34)%          1.23%          (0.34)%       142.46%
  2000(1)                     1,083,460         1.23%          1.23%          (0.82)%          1.23%          (0.82)%       147.35%
  1999(1)                       603,077         1.27%          1.27%          (0.64)%          1.27%          (0.64)%        76.41%
  1998                          192,631         1.41%          1.41%          (0.79)%          1.41%          (0.79)%        98.27%
  1997(3)                        69,819         1.50%*         1.50%*          0.17%*          1.50%*          0.17%*        43.98%+

PBHG LARGE CAP GROWTH FUND

  PBHG CLASS
  2001(1)                      $327,689         1.18%          1.18%          (0.14)%          1.18%          (0.14)%       146.18%
  2000(1)                       256,965         1.17%          1.17%          (0.79)%          1.17%          (0.79)%       184.36%
  1999(1)                       144,089         1.25%          1.25%          (0.71)%          1.25%          (0.71)%        46.16%
  1998                          145,662         1.22%          1.22%          (0.79)%          1.22%          (0.79)%        46.56%
  1997                          119,971         1.23%          1.23%          (0.47)%          1.23%          (0.47)%        51.70%

PBHG LIMITED FUND

  PBHG CLASS
  2001(1)                       $77,505         1.33%          1.33%          (0.48)%          1.33%          (0.48)%        85.07%
  2000(1)                       155,130         1.32%          1.32%          (0.76)%          1.32%          (0.76)%       107.78%
  1999(1)                       108,011         1.40%          1.40%          (0.81)%          1.40%          (0.81)%       111.07%
  1998                          178,168         1.40%          1.40%          (0.72)%          1.40%          (0.72)%        81.36%
  1997(2)                       137,520         1.42%*         1.42%*          0.33%*          1.42%*          0.33%*        75.46%+

PBHG NEW OPPORTUNITIES FUND

  PBHG CLASS
  2001(1)                       $65,357         1.34%          1.34%          (0.76)%          1.34%          (0.76)%       267.34%
  2000(1)                       355,600         1.34%          1.34%          (1.15)%          1.34%          (1.15)%       668.31%
  1999(4)                        16,742         1.50%*         1.50%*         (0.80)%*         1.59%*         (0.89)%*      109.43%+

PBHG SELECT EQUITY FUND

  PBHG CLASS
  2001(1)                      $662,551         1.26%          1.26%          (0.43)%          1.26%          (0.43)%       157.72%
  2000(1)                     1,691,298         1.18%          1.18%          (0.68)%          1.18%          (0.68)%       200.56%
  1999(1)                       235,904         1.34%          1.34%          (0.90)%          1.34%          (0.90)%        56.59%
  1998                          336,076         1.35%          1.35%          (1.15)%          1.35%          (1.15)%        72.16%
  1997                          372,486         1.26%          1.26%          (0.76)%          1.26%          (0.76)%        71.70%

PBHG CLIPPER FOCUS FUND

(PREDECESSOR -- CLIPPER FOCUS PORTFOLIO -- INSTITUTIONAL CLASS)

  PBHG CLASS
  2001(12)                     $255,032         1.39%          1.39%           1.23%           1.39%           1.23%         29.00%
  2001                          272,069         1.39%          1.40%           1.41%           1.41%           1.40%        111.00%
  2000                           84,226         1.40%          1.40%           1.47%           1.47%           1.40%         54.00%
  1999(8)                        64,135         1.40%*         1.40%*          1.05%*          2.08%           0.37%         22.00%+

                                       Net                Realized and                                                   Net
                                      Asset        Net     Unrealized    Distributions  Distributions  Distributions    Asset
                                      Value    Investment   Gains or       from Net         from       in excess of     Value
                                    Beginning    Income     (Losses)      Investment       Capital        Capital        End
                                    of Period    (Loss)   on Securities     Income          Gains          Gains      of Period
-------------------------------------------------------------------------------------------------------------------------------
PBHG FOCUSED VALUE FUND

  PBHG CLASS
  2001(1)                             $18.51      $0.07      $(0.74)           --          $(0.43)            --        $17.41
  2000(1)                              10.46      (0.01)       8.93            --           (0.87)            --         18.51
  1999(4)                              10.32         --        0.14            --              --             --         10.46

PBHG LARGE CAP VALUE FUND

  PBHG CLASS
  2001(1)                             $11.97      $0.21       $2.21        $(0.08)         $(0.41)            --        $13.90
  2000                                 13.85       0.12        1.78         (0.08)          (3.70)            --         11.97
  1999                                 13.01       0.08        2.45         (0.10)          (1.59)            --         13.85
  1998                                 10.11       0.02        3.84         (0.06)          (0.90)            --         13.01
  1997(5)                              10.00       0.02        0.09            --              --             --         10.11

PBHG MID-CAP VALUE FUND

  PBHG CLASS
  2001(1)                             $13.82      $0.09       $1.20        $(0.03)         $(0.64)            --        $14.44
  2000(1)                              15.09      (0.02)       5.03            --           (6.28)            --         13.82
  1999                                 15.30         --        0.92            --           (1.13)            --         15.09
  1998(6)                              10.00      (0.01)       6.00            --           (0.69)            --         15.30

PBHG SMALL CAP VALUE FUND

  PBHG CLASS
  2001(1)                             $18.75     $(0.02)      $0.58            --          $(0.83)            --        $18.48
  2000(1)                              11.38      (0.08)       7.45            --              --             --         18.75
  1999(1)                              15.38      (0.09)      (3.06)           --           (0.85)            --         11.38
  1998(6)                              10.00      (0.03)       6.15            --           (0.74)            --         15.38

PBHG SPECIAL EQUITY FUND

(PREDECESSOR -- NWQ SPECIAL EQUITY PORTFOLIO -- INSTITUTIONAL CLASS)

  PBHG CLASS
  2001                                $13.28      $0.08       $0.09        $(0.06)          (1.66)            --        $11.73
  2000                                 11.84       0.07        1.55         (0.07)          (0.11)            --         13.28
  1999                                 10.01       0.03        1.88         (0.03)          (0.05)            --         11.84
  1998(9)                              10.00       0.02       (0.01)++         --              --             --         10.01

PBHG DISCIPLINED EQUITY FUND(11)

(PREDECESSOR -- ANALYTIC ENHANCED EQUITY FUND)

  2001                                $11.09      $0.07      $(0.76)       $(0.07)             --             --        $10.33
  2000                                 12.31       0.06       (1.20)        (0.06)          (0.02)            --         11.09
  1999                                 10.90       0.10        2.06         (0.10)          (0.61)         (0.04)        12.31
  1998                                  8.43       0.06        3.07         (0.07)          (0.59)            --         10.90
  1997                                  7.43       0.09        2.12         (0.10)          (1.10)         (0.10)         8.43

PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND

  PBHG CLASS
  2001(1),(7)                         $10.00     $(0.12)     $(4.93)           --              --             --         $4.95

                                                                                                                 Ratio
                                                                                                                 of Net
                                                                                                   Ratio       Investment
                                                                         Ratio       Ratio      of Expenses  Income (Loss)
                                                                     of Expenses     of Net     to Average    to Average
                                                Net                   to Average   Investment   Net Assets    Net Assets
                                              Assets       Ratio      Net Assets     Income     (Excluding    (Excluding
                                                End     of Expenses   (Excluding     (Loss)       Waivers      Waivers)    Portfolio
                                  Total      of Period   to Average     Expense    to Average   and Expense   and Expense   Turnover
                                  Return       (000)     Net Assets    Reduction)  Net Assets    Reduction)    Reduction)     Rate
------------------------------------------------------------------------------------------------------------------------------------
PBHG FOCUSED VALUE FUND

  PBHG CLASS
  2001(1)                         (3.59)%     $58,724       1.34%        1.34%        0.37%         1.34%        0.37%      404.36%
  2000(1)                         89.17%       22,556       1.50%        1.50%       (0.10)%        1.55%       (0.15)%     853.36%
  1999(4)                          1.36%+       3,658       1.50%*       1.50%*       0.09%*        2.67%*      (1.08)%*    173.09%+

PBHG LARGE CAP VALUE FUND

  PBHG CLASS
  2001(1)                         20.42%     $425,414       1.16%        1.16%        0.91%         1.16%        0.91%     1184.89%
  2000                            14.25%       32,922       1.11%        1.11%        0.71%         1.11%        0.71%     1018.03%
  1999                            20.29%       44,922       1.01%        1.01%        0.59%         1.01%        0.59%      568.20%
  1998                            39.47%       76,476       1.17%        1.17%        0.98%         1.17%        0.98%      403.59%
  1997(5)                          1.10%+      26,262       1.50%*       1.50%*       1.61%*        1.74%*       1.37%*       0.00%+

PBHG MID-CAP VALUE FUND

  PBHG CLASS
  2001(1)                          9.43%     $231,117       1.35%        1.35%        0.40%         1.35%        0.40%      248.10%
  2000(1)                         42.21%       60,690       1.44%        1.44%       (0.15)%        1.44%       (0.15)%     742.57%
  1999                             8.35%       56,981       1.33%        1.33%        0.01%         1.33%        0.01%      732.73%
  1998(6)                         61.06%+      54,173       1.47%        1.47%*      (0.17)%*       1.47%*      (0.17)%*    399.96%+

PBHG SMALL CAP VALUE FUND

  PBHG CLASS
  2001(1)                          2.99%     $251,994       1.49%        1.49%       (0.09)%        1.49%       (0.09)%     177.69%
  2000(1)                         64.76%       92,634       1.50%        1.50%       (0.56)%        1.58%       (0.64)%     352.85%
  1999(1)                        (20.93)%      69,787       1.48%        1.48%       (0.71)%        1.48%       (0.71)%     273.87%
  1998(6)                         62.27%+     125,834       1.49%*       1.49%*      (0.52)%*       1.49%*      (0.52)%*    263.04%+

PBHG SPECIAL EQUITY FUND

(PREDECESSOR -- NWQ SPECIAL EQUITY PORTFOLIO -- INSTITUTIONAL CLASS)

  PBHG CLASS
  2001                             1.23%      $16,996       1.25%        1.25%        0.54%         1.54%        0.25%       66.00%
  2000                            13.80%       29,547       1.15%        1.15%        0.60%         1.66%        0.09%       49.00%
  1999                            19.33%       16,406       1.22%        1.22%        0.26%         1.70%       (0.22)%      26.00%
  1998(9)                          0.10%+      14,167       1.15%*       1.16%*       0.42%*        1.98%       (0.41)%      23.00%+

PBHG DISCIPLINED EQUITY FUND(11)

(PREDECESSOR -- ANALYTIC ENHANCED EQUITY FUND)

  2001                            (6.22)%+    $95,031       0.99%        0.99%        0.64%         1.09%        0.54%      229.00%
  2000                            (9.33)%     118,545       0.97%        0.97%        0.53%         0.97%        0.53%      270.00%
  1999                            20.06%+     145,185       0.99%        0.99%        1.08%         1.11%        0.96%      261.00%
  1998                            37.82%+      33,889       1.26%        1.26%        0.78%         2.25%       (0.21)%     297.00%
  1997                            29.86%+       7,331       1.00%        1.00%        1.17%         2.24%       (0.07)%     189.00%

PBHG GLOBAL TECHNOLOGY & COMMUNICATIONS FUND

  PBHG CLASS
  2001(1),(7)                    (50.50)%+    $49,909       2.15%*       2.15%*      (1.57)%*       2.15%*      (1.57)%*    314.47%+

                                Net                                Realized and              Distributions
                               Asset         Net                    Unrealized  Distributions  in excess    Distributions
                               Value     Investment                  Gains or     from Net       of Net         from        Return
                             Beginning     Income     Redemption     (Losses)    Investment    Investment      Capital        of
                             of Period     (Loss)        Fees     on Securities    Income        Income         Gains       Capital
------------------------------------------------------------------------------------------------------------------------------------
PBHG REIT FUND

(PREDECESSOR -- HEITMAN REAL ESTATE PORTFOLIO -- INSTITUTIONAL CLASS)

  PBHG CLASS
  2001                         $9.56        $0.47            --        $0.46        $(0.45)          --        $(1.21)      $(0.05)@
  2000                          8.04         0.36            --         1.60         (0.36)          --            --        (0.08)@
  1999                          8.62         0.43            --        (0.54)        (0.47)          --            --           --
  1998                         10.49         0.32            --        (1.88)        (0.31)          --            --           --
  1997                         10.96         0.40            --         1.82         (0.40)      $(0.05)        (2.24)          --

PBHG STRATEGIC SMALL COMPANY FUND

  PBHG CLASS
  2001(1)                     $19.34       $(0.11)           --       $(4.55)           --           --        $(2.60)          --
  2000(1)                      10.54        (0.13)           --        10.18            --           --         (1.25)          --
  1999(1)                      12.89        (0.11)           --        (1.78)           --           --         (0.46)          --
  1998                          8.86        (0.11)           --         5.01            --           --         (0.87)          --
  1997(5)                      10.00           --            --        (1.14)           --           --            --           --

PBHG TECHNOLOGY & COMMUNICATIONS FUND

  PBHG CLASS
  2001(1)                     $85.02       $(0.46)           --      $(59.61)           --           --        $(5.25)          --
  2000(1)                      27.59        (0.54)           --        62.84            --           --         (4.87)          --
  1999(1)                      19.27        (0.19)           --         8.80            --           --         (0.29)          --
  1998                         14.63        (0.23)           --         5.72            --           --         (0.85)          --
  1997                         12.48        (0.05)           --         2.55            --           --         (0.35)          --

PBHG IRA CAPITAL PRESERVATION FUND

(PREDECESSOR -- IRA CAPITAL PRESERVATION PORTFOLIO)

  2001                        $10.00        $0.61          0.01           --        $(0.61)      $(0.01)           --           --
  2000                         10.00         0.65          0.01           --         (0.65)       (0.01)           --           --
  1999                         10.00         0.11            --           --         (0.11)          --            --           --

PBHG CASH RESERVES FUND

  PBHG CLASS
  2001                         $1.00        $0.06            --           --        $(0.06)          --            --           --
  2000                          1.00         0.05            --           --         (0.05)          --            --           --
  1999                          1.00         0.05            --           --         (0.05)          --            --           --
  1998                          1.00         0.05            --           --         (0.05)          --            --           --
  1997                          1.00         0.05            --           --         (0.05)          --            --           --

*    Annualized

**   Amount is less than $0.01 per share.

+    Total returns and portfolio turnover have not been annualized.

++ The amount shown for a share outstanding throughout the period do not accord with aggregate net losses on investments for the period because of the timing of sales and repurchases of the portfolio shares in relation to fluctuating market value of the investment in the Fund.

@    Historically,   the  Fund  has  distributed  to  its  shareholders  amounts approximating dividends received from the REITs. Such distributions may include a portion which may be a return of capital.

(1)  Per share calculations were performed using average shares for the period.

(2)  The PBHG Limited Fund commenced operations on June 28, 1996.

(3)  The PBHG Large Cap 20 Fund commenced operations on November 29, 1996.

(4) The PBHG New Opportunities Fund and the PBHG Focused Value Fund commenced operations on February 12, 1999.

(5) The PBHG Large Cap Value Fund and the PBHG Strategic Small Company Fund commenced operations on December 31, 1996.

                                                                                                                Ratio
                                                                                                               of Net
                                                                                                 Ratio       Investment
                                                                       Ratio        Ratio      of Expenses  Income (Loss)
                                                                    of Expenses     of Net     to Average    to Average
                       Net                      Net                 to Average    Investment   Net Assets    Net Assets
                      Asset                   Assets      Ratio     Net Assets      Income     (Excluding    (Excluding
                      Value                     End    of Expenses  (Excluding      (Loss)       Waivers       Waivers)   Portfolio
                       End       Total      of Period   to Average    Expense     to Average   and Expense   and Expense   Turnover
                    of Period    Return        (000)    Net Assets   Reduction)   Net Assets    Reduction)    Reduction)     Rate
------------------------------------------------------------------------------------------------------------------------------------
PBHG REIT FUND

(PREDECESSOR -- HEITMAN REAL ESTATE PORTFOLIO -- INSTITUTIONAL CLASS)

  PBHG CLASS
  2001                 $8.78     10.41%       $61,378      1.14%        1.14%        4.57%          1.14%        4.57%      139.00%
  2000                  9.56     24.90%        75,013      1.36%        1.36%        4.14%          1.36%        4.14%       76.00%
  1999                  8.04     (1.16)%       65,767      1.25%        1.25%        5.12%          1.25%        5.12%       49.00%
  1998                  8.62    (15.12)%       79,717      1.22%        1.22%        3.14%          1.22%        3.14%       80.00%
  1997                 10.49     21.12%       134,746      1.09%        1.09%        3.57%          1.09%        3.57%       90.00%

PBHG STRATEGIC SMALL COMPANY FUND

  PBHG CLASS
  2001(1)             $12.08    (27.04)%      $76,331      1.50%        1.50%       (0.63)%         1.50%       (0.63)%     143.04%
  2000(1)              19.34     99.74%        75,225      1.50%        1.50%       (0.93)%         1.55%       (0.98)%     240.55%
  1999(1)              10.54    (14.52)%       48,029      1.50%        1.50%       (0.97)%         1.54%       (1.01)%     140.89%
  1998                 12.89     56.54%       111,983      1.45%        1.45%       (0.92)%         1.45%       (0.92)%     215.46%
  1997(5)               8.86    (11.40)%+      61,382      1.50%*       1.50%*       0.18%*         1.50%*       0.18%*      88.88%+

PBHG TECHNOLOGY & COMMUNICATIONS FUND

  PBHG CLASS
  2001(1)             $19.70    (74.20)%     $920,965      1.25%        1.25%       (0.81)%         1.25%       (0.81)%     291.41%
  2000(1)              85.02    233.99%     3,843,946      1.19%        1.19%       (0.96)%         1.19%       (0.96)%     362.38%
  1999(1)              27.59     45.33%       536,405      1.34%        1.34%       (0.96)%         1.34%       (0.96)%     276.07%
  1998                 19.27     38.29%       495,697      1.30%        1.30%       (0.91)%         1.30%       (0.91)%     259.89%
  1997                 14.63     19.59%       493,156      1.33%        1.33%       (0.59)%         1.33%       (0.59)%     289.91%

PBHG IRA CAPITAL PRESERVATION FUND

(PREDECESSOR -- IRA CAPITAL PRESERVATION PORTFOLIO)

  2001                $10.00      6.34%       $71,298      1.00%        1.00%        5.97%          1.62%        5.35%      196.00%
  2000                 10.00      6.80%        24,065      1.00%        1.03%        6.53%          1.84%        5.69%       72.00%
  1999                 10.00      1.12%+          867      1.00%*       1.00%*       6.67%*        46.23%*     (38.56)%*    137.00%+

PBHG CASH RESERVES FUND

  PBHG CLASS
  2001                 $1.00      5.98%      $525,463      0.52%        0.52%        5.78%          0.52%        5.78%         n/a
  2000                  1.00      4.81%       579,458      0.69%        0.69%        4.78%          0.69%        4.78%         n/a
  1999                  1.00      4.84%       144,239      0.70%        0.70%        4.72%          0.70%        4.72%         n/a
  1998                  1.00      5.13%       117,574      0.68%        0.68%        5.00%          0.68%        5.00%         n/a
  1997                  1.00      4.89%       341,576      0.68%        0.68%        4.79%          0.68%        4.79%         n/a

(6) The PBHG Mid-Cap Value and the PBHG Small Cap Value Funds commenced operations April 30, 1997.

(7) The PBHG Global Technology & Communications Fund commenced operations on May 31, 2000.

(8)  Commenced operations on September 10, 1998.

(9)  Commenced operations on November 4, 1997.

(10) Commenced operations on August 31, 1999.

(11) The information set forth in this table for the periods prior to July 27, 1998 is the financial data of the Enhanced Equity Fund, series of a predecessor company, The Analytic Series Fund, Inc. Analytic Enhanced Equity Fund acquired the assets and assumed the liabilities of the Enhanced Equity Fund of The Analytic Series Fund, Inc. on July 27, 1998. The net asset value at the beginning of each period and the changes in net asset values including the net asset value at the end of each period through the date of reorganization have been restated to reflect the conversion ratio of 0.61425 used on the date of reorganization.

(12) Six months ended 10/31/2001 (unaudited).

Amounts designated as "--" are either $0 or have been rounded to $0.

                              FOR MORE INFORMATION

PBHG FUNDS

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Provides more information about the Funds and is incorporated into this Prospectus by reference.

ANNUAL/SEMI-ANNUAL REPORTS

Provides financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year or half-year.

TO OBTAIN INFORMATION AND FOR SHAREHOLDER INQUIRIES

BY TELEPHONE
Call 1-800-433-0051

BY MAIL
PBHG Funds
P.O. Box 219534
Kansas City, MO 64121-9534

VIA THE INTERNET
www.pbhgfunds.com

Text-only versions and other information about PBHG Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov, or by visiting the SEC's Public Reference Room in Washington, D.C. (1-202-942-8090). Copies of this information may be obtained, for a duplicating fee, by sending your written request to the SEC's Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

INVESTMENT ADVISER
Pilgrim Baxter & Associates, Ltd.

DISTRIBUTOR
PBHG Fund Distributors

SEC FILE NUMBER 811-04391

PBHG Prospectus -- 3/02

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                         [GRAPHIC] PBHG FUNDS
                                   PRIVACY POLICY


                      Protecting Your Personal Information

The PBHG Funds has adopted a privacy policy to protect the nonpublic personal information that you provide to us. In order to establish and service your account, we collect personal information about you from information we receive on your application, such as your name and address. We also retain information regarding your transactions with us and our affiliates, such as account balances and exchanges.

Occasionally, we may disclose this information to companies that perform services for the Funds, such as other financial institutions with whom we have joint marketing agreements, or to the Funds' proxy solicitors. These companies may only use this information in connection with the services they provide to the Fund, and not for any other purpose. We may also disclose this information to the extent permitted or required by law, such as to our service providers to process your transactions or to maintain your account, or as a result of a court order. We otherwise will not disclose any nonpublic personal information about our customers or former customers to any other party for any other purpose without first providing notification to our customers or former customers. You would then be given an opportunity to "opt out" if you did not want information to be released.

We utilize a number of measures to protect your confidential information. Only our employees and those of our service providers who need nonpublic personal information in order to provide services to you have access to that data. All other persons are restricted from accessing that information. Furthermore, we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information. We respect and value the trust you have placed in us and work diligently to preserve that relationship.

                     THIS PAGE IS NOT PART OF THE PROSPECTUS